UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA FIRST START GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JANUARY 31, 2009

[LOGO OF USAA]
   USAA(R)

                       [GRAPHIC OF USAA FIRST START GROWTH FUND]

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     SEMIANNUAL REPORT
     USAA FIRST START GROWTH FUND
     JANUARY 31, 2009

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

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FUND OBJECTIVE

TO SEEK LONG-TERM CAPITAL GROWTH WITH REDUCED VOLATILITY OVER TIME.
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TYPES OF INVESTMENTS

Invests primarily in equity securities when the Fund's managers believe the reward characteristics outweigh the risk in the market. To reduce the overall volatility to investors, the Fund will generally invest between 20% and 80% of the Fund's assets in bonds and money market instruments, depending on the managers' view of the overall direction of the stock and bond markets. Although the Fund typically will invest primarily in U.S. securities, it may invest without limit in foreign securities. The Fund at times may implement an index option-based strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

   Portfolio of Investments                                                   14

   Notes to Portfolio of Investments                                          60

   Financial Statements                                                       63

   Notes to Financial Statements                                              66

EXPENSE EXAMPLE                                                               84

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S
MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

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FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA FIRST START GROWTH FUND
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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY
ON THE FUND

USAA Investment Management Company          Credit Suisse Securities (USA) LLC's
                                            Volaris Volatility Management Group
   ARNOLD J. ESPE, CFA                           Index Options
   Bonds and Money Market Instruments

   RON SWEET, CFA, CPA                           YIRONG LI, CFA
   Exchange-Traded Funds                         STU ROSENTHAL, CFA*

Credit Suisse Asset Management, LLC
   U.S. Stocks

   JORDAN LOW, CFA

*Effective February 13, 2009, Stu Rosenthal no longer is a co-manager of the
 Fund.
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o How did the Fund perform?

  For the six-month period ended January 31, 2009, the USAA First Start Growth Fund had a total return of -28.26%. This compares to returns of -34.92% for the Russell 3000 Index, -28.37% for the Lipper Flexible Portfolio Funds Index, and 3.23% for the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index).*

  USAA Investment Management Company (IMCO) manages the Fund along with two subadvisers. Credit Suisse Asset Management, LLC (Credit Suisse) manages the U.S. equity portion of the Fund, and Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group) manages an index option-based risk-management strategy for the Fund.

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

  Refer to page 11 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA FIRST START GROWTH FUND
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o HOW WOULD YOU CHARACTERIZE THE FUND'S OVERALL PERFORMANCE DURING THE
  REPORTING PERIOD?

  This was one of the most eventful, volatile periods in the history of the financial markets, as the U.S. credit crisis spread into a near-meltdown of the global financial system. Other than securities backed by the U.S. Treasury, there was no place to hide. In this context, the Fund was well-served by utilizing the Volaris Group's index option-based risk-management strategy. Effectively, we had S&P 500 index option collars on about 20% of the Fund's assets, which limited both upside and downside potential. With such big losses in the S&P 500 Index (-33.95%) for the six-month period ending January 31, 2009, the collars were a positive performance factor.

  A slightly more than 30% fixed income allocation negatively affected performance, because the bond portion of the Fund significantly underperformed the Barclays Capital U.S. Aggregate Bond Index. Our small (roughly 8%) allocation to international developed markets was a slight drag on performance, because the Morgan Stanley Capital International Europe, Australasia and Far East Index lagged U.S. stocks.

o HOW DID THE U.S. EQUITY PORTION MANAGED BY CREDIT SUISSE PERFORM?

  Credit Suisse did well, using its quantitative strategy to implement IMCO's decision to underweight small-cap stocks slightly and keep growth and value roughly neutral. Credit Suisse's stock selection had a mildly positive impact on performance.

  The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market. o Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o WHAT LED TO THE UNDERPERFORMANCE IN THE U.S. FIXED-INCOME PORTION MANAGED
  BY IMCO?

  Aside from U.S. Treasuries or residential mortgage-backed securities guaranteed by the U.S. government or its agencies, the bond market didn't perform its normal function of offsetting losses in the equity markets. The good news is that, by the end of the reporting period, we did see yield spreads between U.S. Treasury and other securities begin to narrow from their extremely wide levels, indicating that credit markets are at an early stage of healing.

  We fully expect that coordinated action by global authorities eventually will restore equilibrium to the credit markets, providing the opportunity for capital appreciation as non-U.S. government bond prices rise and yields fall. It's important to recognize that today's yields, which are historically high in "real" (after inflation) terms, are paying long-term investors to wait.

  As credit markets normalize, investors will begin to distinguish among individual bonds within each of the credit sectors based on a variety of characteristics. Chief among these is the ability to make principal and interest payments, but beyond that there are issues of structure. For instance, in the extremely beaten-down commercial mortgage-backed securities sector, we focused our efforts high in the capital structure to seek to get paid ahead of other investors should there be a problem. This is where IMCO's research advantage comes into play, giving us the benefit of an experienced team whose main job is to determine whether we're being paid for the risks we take on shareholders' behalf.

  Finally it's important to recognize that even as the credit markets begin to return to normal -- and even with IMCO's research advantage -- recessionary conditions mean that some bond issuers will default on their obligations. We cope with potential defaults by seeking to maintain a big yield cushion and a high degree of diversification to attempt to lessen the impact of any one security on the overall portfolio.

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6  | USAA FIRST START GROWTH FUND

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o WHAT'S IMCO'S OVERALL OUTLOOK?

  This is an unprecedented period for the economy and markets. The economic recovery, when it comes, is unlikely to be a strong bounce off the bottom, in our opinion. The banks are weak, consumers now are saving rather than spending, and the housing-inventory overhang makes a big or quick bounce-back in the all-important real estate sector a remote possibility.

  Proven management, diversification, risk control, and a tactical approach that seeks to take advantage of the dislocation that exists in any period of extreme fear are the tools that we will continue to utilize on your behalf. All of us at IMCO and the Fund's subadvisers thank you for your continued support and perseverance.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA FIRST START GROWTH FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]
                                       TAX
                                   EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency among 546 funds within the Lipper Mixed-Asset Target Allocation Growth Funds category for the overall period ended January 31, 2009. The Fund received a Lipper Leader rating for Tax Efficiency among 546, 438, and 247 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of January 31, 2009. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA FIRST START GROWTH FUND

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INVESTMENT OVERVIEW

USAA FIRST START GROWTH FUND (Symbol: UFSGX)

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                                            1/31/09                   7/31/08
--------------------------------------------------------------------------------
Net Assets                              $134.9 Million            $190.3 Million
Net Asset Value Per Share                   $6.68                     $9.66

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 TO 1/31/09*            1 YEAR               5 YEARS             10 YEARS
     -28.26%                   -31.66%              -3.85%               -6.89%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
Before Reimbursement           2.22%        After Reimbursement            1.38%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.38%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                BARCLAYS CAPITAL U.S.      LIPPER FLEXIBLE                         USAA FIRST START
                   AGGREGATE BOND          PORTFOLIO FUNDS        RUSSELL 3000       GROWTH FUND
                        INDEX                   INDEX                INDEX             SHARES
                ---------------------      ---------------        ------------     ----------------
 1/31/1999           $10,000.00              $10,000.00            $10,000.00        $10,000.00
 2/28/1999             9,825.43                9,724.38              9,645.79          9,787.38
 3/31/1999             9,879.88                9,966.56              9,999.72         10,438.96
 4/30/1999             9,911.18               10,259.30             10,451.09         10,473.25
 5/31/1999             9,824.37               10,079.39             10,252.46         10,253.77
 6/30/1999             9,793.07               10,373.07             10,770.57         11,001.37
 7/31/1999             9,751.38               10,189.01             10,443.99         10,589.85
 8/31/1999             9,746.42               10,096.10             10,325.23         10,390.95
 9/30/1999             9,859.57                9,986.50             10,061.33         10,067.21
10/31/1999             9,895.94               10,249.30             10,692.44         10,494.13
11/30/1999             9,895.23               10,360.67             10,991.68         10,907.29
12/31/1999             9,847.52               10,774.86             11,693.04         11,623.42
 1/31/2000             9,815.27               10,471.68             11,234.66         11,106.98
 2/29/2000             9,933.98               10,563.42             11,338.79         11,623.42
 3/31/2000            10,064.84               11,041.01             12,227.05         12,250.04
 4/30/2000            10,036.02               10,816.70             11,796.17         12,009.03
 5/31/2000            10,031.42               10,661.34             11,464.85         11,726.71
 6/30/2000            10,240.12               10,888.05             11,804.30         12,153.64
 7/31/2000            10,333.07               10,823.45             11,595.66         11,816.23
 8/31/2000            10,482.84               11,336.48             12,455.62         12,738.94
 9/30/2000            10,548.74               11,051.37             11,891.66         11,747.37
10/31/2000            10,618.55               10,994.40             11,722.34         11,148.29
11/30/2000            10,792.17               10,525.66             10,641.87          9,371.73
12/31/2000            10,992.37               10,705.51             10,820.71          9,716.02
 1/31/2001            11,172.13               10,882.00             11,190.87         10,294.44
 2/28/2001            11,269.46               10,282.30             10,168.38          8,414.59
 3/31/2001            11,326.03                9,827.10              9,505.55          7,491.87
 4/30/2001            11,279.02               10,325.05             10,267.85          8,455.90
 5/31/2001            11,347.06               10,397.06             10,350.32          8,269.98
 6/30/2001            11,389.93               10,241.65             10,159.47          8,063.40
 7/31/2001            11,644.58               10,192.57              9,992.03          7,484.99
 8/31/2001            11,777.93                9,810.18              9,402.14          6,775.74
 9/30/2001            11,915.17                9,216.01              8,572.63          5,598.25
10/31/2001            12,164.50                9,434.46              8,772.09          6,045.83
11/30/2001            11,996.79                9,844.61              9,447.74          6,610.48
12/31/2001            11,920.60                9,933.44              9,580.90          6,548.50
 1/31/2002            12,017.10                9,790.75              9,460.76          6,417.67
 2/28/2002            12,133.56                9,661.24              9,267.30          6,217.98
 3/31/2002            11,931.71                9,932.38              9,673.63          6,479.64
 4/30/2002            12,163.09                9,638.91              9,166.11          6,011.40
 5/31/2002            12,266.44                9,582.88              9,059.91          5,956.32
 6/30/2002            12,372.50                9,076.38              8,407.74          5,343.47
 7/31/2002            12,521.79                8,553.27              7,739.29          4,847.68
 8/31/2002            12,733.21                8,617.71              7,775.85          4,847.68
 9/30/2002            12,939.43                8,011.19              6,958.84          4,675.54
10/31/2002            12,880.50                8,419.27              7,512.95          4,854.57
11/30/2002            12,877.07                8,777.43              7,967.57          4,820.14
12/31/2002            13,143.06                8,472.57              7,517.12          4,606.68
 1/31/2003            13,154.28                8,327.59              7,333.18          4,537.82
 2/28/2003            13,336.29                8,244.26              7,212.54          4,482.73
 3/31/2003            13,326.01                8,297.54              7,288.38          4,620.45
 4/30/2003            13,435.97                8,771.69              7,883.54          4,861.45
 5/31/2003            13,686.49                9,202.61              8,359.42          5,123.12
 6/30/2003            13,659.32                9,297.34              8,472.23          5,212.64
 7/31/2003            13,200.11                9,341.04              8,666.58          5,419.21
 8/31/2003            13,287.74                9,531.95              8,858.64          5,550.05
 9/30/2003            13,639.48                9,540.70              8,762.46          5,515.62
10/31/2003            13,512.27                9,915.54              9,292.76          5,894.34
11/30/2003            13,544.64               10,019.86              9,420.76          5,873.68
12/31/2003            13,682.47               10,423.73              9,851.66          5,928.77
 1/31/2004            13,792.55               10,573.47             10,057.18          5,963.20
 2/29/2004            13,941.84               10,716.17             10,192.66          6,059.60
 3/31/2004            14,046.25               10,670.43             10,071.67          6,073.38
 4/30/2004            13,680.82               10,402.92              9,863.43          5,901.23
 5/31/2004            13,626.02               10,475.06             10,006.78          5,956.32
 6/30/2004            13,703.02               10,658.79             10,205.66          5,997.63
 7/31/2004            13,838.85               10,373.82              9,819.73          5,694.65
 8/31/2004            14,102.83               10,423.00              9,860.17          5,763.51
 9/30/2004            14,141.10               10,592.34             10,011.74          5,990.74
10/31/2004            14,259.68               10,737.58             10,176.18          5,949.43
11/30/2004            14,145.94               11,120.43             10,649.23          6,266.18
12/31/2004            14,276.10               11,414.16             11,028.67          6,603.59
 1/31/2005            14,365.75               11,231.87             10,734.93          6,369.47
 2/28/2005            14,280.94               11,443.61             10,971.24          6,417.67
 3/31/2005            14,207.60               11,240.54             10,785.67          6,335.04
 4/30/2005            14,399.88               11,035.14             10,551.34          6,314.38
 5/31/2005            14,555.67               11,289.80             10,951.14          6,569.16
 6/30/2005            14,635.04               11,372.67             11,027.64          6,644.91
 7/31/2005            14,501.81               11,736.56             11,480.05          6,879.03
 8/31/2005            14,687.72               11,736.09             11,370.61          6,768.85
 9/30/2005            14,536.42               11,906.42             11,470.09          6,941.00
10/31/2005            14,421.38               11,743.85             11,255.27          6,920.34
11/30/2005            14,485.16               12,025.64             11,693.10          7,250.87
12/31/2005            14,622.88               12,138.22             11,703.59          7,312.84
 1/31/2006            14,623.70               12,530.49             12,094.62          7,457.44
 2/28/2006            14,672.25               12,476.90             12,116.13          7,361.04
 3/31/2006            14,528.27               12,675.43             12,325.56          7,305.95
 4/30/2006            14,501.93               12,818.11             12,459.28          7,188.89
 5/31/2006            14,486.46               12,524.28             12,060.38          6,789.51
 6/30/2006            14,517.17               12,511.11             12,081.72          6,727.54
 7/31/2006            14,713.47               12,552.70             12,070.41          6,624.25
 8/31/2006            14,938.71               12,774.18             12,365.68          6,706.88
 9/30/2006            15,069.93               12,914.96             12,642.49          6,906.57
10/31/2006            15,169.61               13,255.91             13,097.59          7,051.18
11/30/2006            15,345.60               13,552.40             13,382.57          7,168.24
12/31/2006            15,256.54               13,688.38             13,542.84          7,241.54
 1/31/2007            15,250.28               13,850.95             13,800.61          7,338.93
 2/28/2007            15,485.44               13,796.86             13,574.22          7,262.41
 3/31/2007            15,485.92               13,926.39             13,715.51          7,318.06
 4/30/2007            15,569.42               14,360.82             14,263.40          7,547.62
 5/31/2007            15,451.43               14,683.98             14,783.19          7,693.71
 6/30/2007            15,405.72               14,617.37             14,506.33          7,596.32
 7/31/2007            15,534.22               14,469.43             14,011.62          7,443.28
 8/31/2007            15,724.62               14,459.61             14,212.75          7,485.02
 9/30/2007            15,843.91               15,029.54             14,730.91          7,693.71
10/31/2007            15,986.23               15,429.63             15,001.13          7,811.96
11/30/2007            16,273.72               15,064.38             14,325.80          7,575.45
12/31/2007            16,319.43               14,998.36             14,239.11          7,537.22
 1/31/2008            16,593.56               14,510.87             13,376.05          7,169.55
 2/29/2008            16,616.59               14,419.12             12,960.60          7,077.63
 3/31/2008            16,673.29               14,227.34             12,883.81          6,992.78
 4/30/2008            16,638.44               14,740.72             13,528.12          7,134.19
 5/31/2008            16,516.43               14,974.20             13,805.26          7,261.47
 6/30/2008            16,503.09               14,301.53             12,666.04          6,907.94
 7/31/2008            16,489.62               14,031.08             12,565.02          6,830.16
 8/31/2008            16,646.12               13,983.12             12,760.17          6,865.51
 9/30/2008            16,422.54               12,673.09             11,560.40          6,363.50
10/31/2008            16,034.90               10,724.23              9,510.05          5,465.54
11/30/2008            16,556.83               10,120.10              8,759.34          5,090.80
12/31/2008            17,174.55               10,496.04              8,926.91          5,207.24
 1/31/2009            17,023.01               10,050.62              8,177.76          4,899.63

                                   [END CHART]

      Data from 1/31/99 to 1/31/09.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10 | USAA FIRST START GROWTH FUND

================================================================================

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was called the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category.

o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                                (% of Net Assets)

iShares MSCI EAFE Index Fund* ..........................................   7.0%
iShares Russell 1000 Index Fund* .......................................   1.9%
Royal Dutch Shell plc ..................................................   1.2%
Koninklijke Philips Electronics N.V. ...................................   1.0%
Loews Corp. ............................................................   1.0%
ConocoPhillips .........................................................   0.6%
Allstate Corp. .........................................................   0.6%
Benchmark Electronics, Inc. ............................................   0.5%
Torchmark Corp. ........................................................   0.5%
Microsoft Corp. ........................................................   0.5%

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order and a related agreement with iShares Trust (iShares), the Fund may invest in iShares in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

You will find a complete list of securities that the Fund owns on pages 14-59.

================================================================================

12 | USAA FIRST START GROWTH FUND

================================================================================

                   o  SECTOR ASSET ALLOCATION -- 1/31/2009*  o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                                40.4%
Exchange-Traded Funds**                                                    9.1%
Consumer Discretionary                                                     8.9%
Industrials                                                                7.0%
Information Technology                                                     6.4%
Energy                                                                     5.8%
Health Care                                                                5.4%
Utilities                                                                  4.0%
Money Market Instruments                                                   2.3%
Consumer Staples                                                           2.1%
Materials                                                                  2.0%
Telecommunication Services                                                 0.6%

                                   [END CHART]
* Excludes options.

** Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
EQUITY SECURITIES (58.6%)

COMMON STOCKS (48.1%)

CONSUMER DISCRETIONARY (7.6%)
-----------------------------
ADVERTISING (0.0%)
        300  Arbitron, Inc.                                                         $        4
      2,300  Harris Interactive, Inc.*                                                       1
        100  Harte Hanks, Inc.                                                               1
        600  Interpublic Group of Companies, Inc.*                                           2
        100  Lamar Advertising Co. "A"*                                                      1
        300  Omnicom Group, Inc.                                                             8
                                                                                    ----------
                                                                                            17
                                                                                    ----------
APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
        900  Carter's, Inc.*                                                                15
        300  Cherokee, Inc.                                                                  5
        300  Coach, Inc.*                                                                    4
        200  Columbia Sportswear Co.                                                         6
        400  FGX International Holdings Ltd.                                                 5
      2,100  Fossil, Inc.*                                                                  24
        300  Fuqi International, Inc.*                                                       1
        100  G-III Apparel Group, Ltd.*                                                      1
        500  Hanesbrands, Inc.*                                                              4
        200  Jones Apparel Group, Inc.                                                       1
        200  Liz Claiborne, Inc.                                                            --
        800  Maidenform Brands, Inc.*                                                        7
        300  Perry Ellis International, Inc.*                                                1
     20,400  Phillips-Van Heusen Corp.                                                     388
      5,500  Quiksilver, Inc.*                                                              12
        400  True Religion Apparel, Inc.*                                                    5
        100  UniFirst Corp.                                                                  3
     13,600  Warnaco Group, Inc.*                                                          308
                                                                                    ----------
                                                                                           790
                                                                                    ----------
APPAREL RETAIL (1.3%)
      2,300  Abercrombie & Fitch Co. "A"                                                    41
     10,500  Aeropostale, Inc.*                                                            222
      4,200  American Eagle Outfitters, Inc.                                                38
        100  AnnTaylor Stores Corp.*                                                         1
      7,050  Buckle, Inc.                                                                  149
        200  Cache, Inc.*                                                                   --
        900  Casual Male Retail Group, Inc.*                                                --
     18,400  Cato Corp. "A"                                                                243
        200  Charlotte Russe Holding, Inc.*                                                  1
      1,500  Charming Shoppes, Inc.*                                                         2
      3,100  Chico's FAS, Inc.*                                                             12
      1,287  Children's Place Retail Stores, Inc.*                                          24
        600  Christopher & Banks Corp.                                                       2
        600  Citi Trends, Inc.*                                                              6
      1,100  Coldwater Creek, Inc.*                                                          3
      6,700  DSW, Inc. "A"*                                                                 67
        909  Finish Line, Inc. "A"                                                           4
      7,000  Foot Locker, Inc.                                                              52
        300  Gap, Inc.                                                                       3
        100  Genesco, Inc.*                                                                  2
      5,400  Guess?, Inc.                                                                   87
      8,200  Hot Topic, Inc.*                                                               70
        600  Jos. A. Bank Clothiers, Inc.*                                                  16
     10,900  Limited Brands, Inc.                                                           86

================================================================================

14 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        200  Lululemon Athletica, Inc.*                                             $        1
        400  New York & Co., Inc.*                                                           1
      3,300  NexCen Brands, Inc.*                                                           --
      1,500  Pacific Sunwear of California, Inc.*                                            2
     20,581  Ross Stores, Inc.                                                             606
        400  Shoe Carnival, Inc.*                                                            3
        100  Stage Stores, Inc.                                                              1
        600  Stein Mart, Inc.*                                                               1
        400  Talbots, Inc.                                                                   1
        200  TJX Companies, Inc.                                                             4
        100  Tween Brands, Inc.*                                                            --
        100  Under Armour, Inc.*                                                             2
      1,000  Urban Outfitters, Inc.*                                                        16
      1,700  Wet Seal, Inc. "A"*                                                             4
        700  Zumiez, Inc.*                                                                   5
                                                                                    ----------
                                                                                         1,778
                                                                                    ----------
AUTO PARTS & EQUIPMENT (0.4%)
        500  American Axle & Manufacturing Holdings, Inc.                                    1
        400  Amerigon, Inc.*                                                                 1
      1,000  ArvinMeritor, Inc.                                                              2
      3,300  Autoliv, Inc.                                                                  61
      8,100  BorgWarner, Inc.                                                              137
      2,200  Dana Holding Corp.*                                                             2
        500  Dorman Products, Inc.*                                                          5
        200  Drew Industries, Inc.*                                                          2
      1,400  Exide Technologies SA*                                                          5
        100  Federal-Mogul Corp. "A"*                                                        1
      1,500  Fuel Systems Solutions, Inc.*                                                  39
     15,200  Gentex Corp.                                                                  127
      2,300  Hayes Lemmerz International, Inc.*                                             --
     10,700  Johnson Controls, Inc.                                                        134
        600  Midas, Inc.*                                                                    5
        600  Modine Manufacturing Co.                                                        2
      2,500  Quantum Fuel Systems Technologies Worldwide, Inc.*                              2
        400  Raser Technologies, Inc.*                                                       1
        600  Spartan Motors, Inc.                                                            2
        300  Stoneridge, Inc.*                                                               1
        800  Superior Industries International, Inc.                                         8
        600  Tenneco, Inc.*                                                                  1
      2,000  Visteon Corp.*                                                                 --
      2,700  WABCO Holdings, Inc.                                                           40
        300  Wonder Auto Technolgy, Inc.*                                                    1
                                                                                    ----------
                                                                                           580
                                                                                    ----------
AUTOMOBILE MANUFACTURERS (0.0%)
      4,100  Fleetwood Enterprises, Inc.*                                                   --
     10,000  Ford Motor Co.*                                                                19
      2,300  General Motors Corp.                                                            7
        100  Thor Industries, Inc.                                                           1
        200  Winnebago Industries, Inc.                                                      1
                                                                                    ----------
                                                                                            28
                                                                                    ----------
AUTOMOTIVE RETAIL (0.1%)
        100  Advance Auto Parts, Inc.                                                        3
        100  Americas Car Mart, Inc.*                                                        1
        100  AutoNation, Inc.*                                                               1
      1,000  CarMax, Inc.*                                                                   8
        600  Monro Muffler Brake, Inc.                                                      14
        100  O'Reilly Automotive, Inc.*                                                      3
      2,500  Pantry, Inc.*                                                                  42
                                                                                    ----------
                                                                                            72
                                                                                    ----------
BROADCASTING (0.3%)
      1,800  Belo Corp. "A"                                                                  3
        200  Cablevision Systems Corp. "A"                                                   3
        100  Central European Media Enterprises Ltd. "A"*                                    1
        100  Cox Radio, Inc. "A"*                                                            1
        200  Crown Media Holdings, Inc. "A"*                                                --
        400  Cumulus Media, Inc. "A"*                                                        1
        500  DG FastChannel, Inc.*                                                           7
     11,700  DISH Network Corp. "A"*                                                       150

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  EchoStar Corp. "A"*                                                    $        1
        400  Entercom Communications Corp. "A"                                              --
        500  Entravision Communications Corp. "A"*                                          --
        300  Fisher Communications, Inc.                                                     5
        100  Global Traffic Network, Inc.*                                                  --
      1,800  Gray Television, Inc.                                                           1
      3,100  Liberty Global, Inc. "A"*                                                      45
        200  Liberty Media Corp. - Capital "A"*                                              1
      4,100  Liberty Media Corp. - Entertainment "A"*                                       75
        600  LIN TV Corp. "A"*                                                              --
        100  Mediacom Communications Corp. "A"*                                              1
        600  Outdoor Channel Holdings, Inc.*                                                 4
        700  RCN Corp.*                                                                      3
        200  Scripps Networks Interactive "A"                                                4
        900  Sinclair Broadcast Group, Inc. "A"                                              2
     12,840  Sirius Satellite Radio, Inc.*                                                   2
        200  Time Warner Cable, Inc. "A"*                                                    4
        400  Virgin Media, Inc.                                                              2
                                                                                    ----------
                                                                                           316
                                                                                    ----------
CABLE & SATELLITE (0.0%)
        200  DIRECTV Group, Inc.*                                                            5
        500  Knology, Inc.*                                                                  2
                                                                                    ----------
                                                                                             7
                                                                                    ----------
CATALOG RETAIL (0.0%)
        300  Gaiam, Inc. "A"*                                                                1
        800  Liberty Media Corp. Interactive "A"*                                            3
        100  PC Mall, Inc.*                                                                 --
        900  PetMed Express, Inc.*                                                          13
        200  School Specialty, Inc.*                                                         3
        600  ValueVision Media, Inc. "A"*                                                   --
                                                                                    ----------
                                                                                            20
                                                                                    ----------
COMPUTER & ELECTRONICS RETAIL (0.2%)
      6,800  Circuit City Stores, Inc.*                                                     --
        100  Conn's, Inc.*                                                                   1
      2,300  GameStop Corp. "A"*                                                            57
        100  hhgregg, Inc.*                                                                  1
        200  PC Connection, Inc.*                                                            1
     14,700  RadioShack Corp.                                                              168
        300  Rex Stores Corp.*                                                               2
                                                                                    ----------
                                                                                           230
                                                                                    ----------
CONSUMER ELECTRONICS (1.1%)
        700  Garmin Ltd.                                                                    12
      6,548  Harman International Industries, Inc.                                         105
     74,300  Koninklijke Philips Electronics N.V.                                        1,352
                                                                                    ----------
                                                                                         1,469
                                                                                    ----------
DEPARTMENT STORES (0.0%)
      1,900  Dillard's, Inc. "A"                                                             8
        400  Macy's, Inc.                                                                    4
        500  Retail Ventures, Inc.*                                                          1
        600  Saks, Inc.*                                                                     2
        300  Sears Holdings Corp.*                                                          12
                                                                                    ----------
                                                                                            27
                                                                                    ----------
DISTRIBUTORS (0.0%)
        400  Core-Mark Holding Co., Inc.*                                                    7
                                                                                    ----------
EDUCATION SERVICES (0.4%)
        300  American Public Education, Inc.*                                               12
        100  Capella Education Co.*                                                          5
      4,400  Career Education Corp.*                                                        96
     19,100  Corinthian Colleges, Inc.*                                                    357
        100  K12, Inc.*                                                                      2

================================================================================

16 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        200  Lincoln Educational Services Corp.*                                    $        3
        300  Princeton Review, Inc.*                                                         1
      6,000  Universal Technical Institute, Inc.*                                          105
                                                                                    ----------
                                                                                           581
                                                                                    ----------
FOOTWEAR (0.1%)
        100  Brown Shoe Co., Inc.                                                            1
      3,400  Crocs, Inc.*                                                                    4
        200  Deckers Outdoor Corp.*                                                         10
        140  Iconix Brand Group, Inc.*                                                       1
        200  NIKE, Inc. "B"                                                                  9
        800  Steven Madden Ltd.*                                                            14
      3,800  Timberland Co. "A"*                                                            42
                                                                                    ----------
                                                                                            81
                                                                                    ----------
GENERAL MERCHANDISE STORES (0.4%)
     30,100  99 Cents Only Stores*                                                         252
      7,900  Big Lots, Inc.*                                                               106
      4,100  Dollar Tree, Inc.*                                                            175
        800  Family Dollar Stores, Inc.                                                     22
      2,400  Fred's, Inc. "A"                                                               25
        100  Target Corp.                                                                    3
        500  Tuesday Morning Corp.*                                                          1
                                                                                    ----------
                                                                                           584
                                                                                    ----------
HOME FURNISHINGS (0.0%)
        800  Ethan Allen Interiors, Inc.                                                     9
        500  Furniture Brands International, Inc.                                            1
      1,000  Interface, Inc. "A"                                                             4
        800  La-Z-Boy, Inc.                                                                  1
      1,200  Leggett& Platt, Inc.                                                           15
        100  Mohawk Industries, Inc.*                                                        3
        200  Tempur-Pedic International, Inc.                                                2
                                                                                    ----------
                                                                                            35
                                                                                    ----------
HOME IMPROVEMENT RETAIL (0.0%)
        200  Home Depot, Inc.                                                                4
        200  Lowe's Companies, Inc.                                                          4
        200  Lumber Liquidators, Inc.*                                                       2
                                                                                    ----------
                                                                                            10
                                                                                    ----------
HOMEBUILDING (0.1%)
        300  Cavco Industries, Inc.*                                                         7
        600  Champion Enterprises, Inc.*                                                    --
        300  D.R. Horton, Inc.                                                               2
        200  Hovnanian Enterprises, Inc. "A"*                                               --
        200  KB Home                                                                         2
      2,200  Lennar Corp. "A"                                                               17
      1,100  M.D.C. Holdings, Inc.                                                          34
        500  M/I Homes, Inc.                                                                 5
        100  Meritage Homes Corp.*                                                           1
        200  Palm Harbor Homes, Inc.*                                                        1
        100  Pulte Homes, Inc.                                                               1
      1,300  Standard Pacific Corp.*                                                         2
                                                                                    ----------
                                                                                            72
                                                                                    ----------
HOMEFURNISHING RETAIL (0.6%)
     16,100  Aaron Rents, Inc. "B"                                                         352
     18,300  Rent-A-Center, Inc.*                                                          272
      2,100  Select Comfort Corp.*                                                           1
     19,005  Williams-Sonoma, Inc.                                                         150
                                                                                    ----------
                                                                                           775
                                                                                    ----------
HOTELS, RESORTS, & CRUISE LINES (0.1%)
        800  Ambassadors Group, Inc.                                                         6
        500  Bluegreen Corp.*                                                                1
      1,000  Carnival Corp.                                                                 18
        200  Choice Hotels International, Inc.                                               5
        100  Gaylord Entertainment Co.*                                                      1
        500  Great Wolf Resorts, Inc.*                                                       1
        300  Lodgian, Inc.*                                                                  1
      2,600  Marcus Corp.                                                                   27
        200  Morgans Hotel Group Co.*                                                        1
      3,800  Royal Caribbean Cruises Ltd.                                                   25
        400  Wyndham Worldwide Corp.                                                         2
                                                                                    ----------
                                                                                            88
                                                                                    ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES (0.2%)
      1,300  Helen of Troy Ltd.*                                                    $       14
      1,200  iRobot Corp.*                                                                   9
      6,200  Snap-On, Inc.                                                                 187
        700  Stanley Works Capital Trust I                                                  22
         82  Whirlpool Corp.                                                                 3
                                                                                    ----------
                                                                                           235
                                                                                    ----------
HOUSEWARES & SPECIALTIES (0.1%)
      6,500  American Greetings Corp. "A"                                                   28
        500  Blyth, Inc.                                                                     2
        800  Sealy Corp.*                                                                    2
      2,500  Tupperware Brands Corp.                                                        51
                                                                                    ----------
                                                                                            83
                                                                                    ----------
INTERNET RETAIL (0.3%)
        500  1-800-FLOWERS.COM, Inc. "A"*                                                    1
         49  Amazon.com, Inc.*                                                               3
        600  Blue Nile, Inc.*                                                               12
      1,900  drugstore.com, Inc.*                                                            2
     10,500  GSI Commerce, Inc.*                                                            90
      8,100  Netflix, Inc.*                                                                293
        240  NutriSystem, Inc.                                                               3
        700  Orbitz Worldwide, Inc.*                                                         2
        600  Overstock.com, Inc.*                                                            7
        800  Shutterfly, Inc.*                                                               5
                                                                                    ----------
                                                                                           418
                                                                                    ----------
LEISURE FACILITIES (0.0%)
        400  Dover Motorsports, Inc.                                                         1
        100  Life Time Fitness, Inc.*                                                        1
      4,400  Six Flags, Inc.*                                                                1
        300  Town Sports International Holdings, Inc.*                                       1
        100  Vail Resorts, Inc.*                                                             2
                                                                                    ----------
                                                                                             6
                                                                                    ----------
LEISURE PRODUCTS (0.0%)
      1,600  Brunswick Corp.                                                                 4
        600  LeapFrog Enterprises, Inc.*                                                     1
        200  Marine Products Corp.                                                           1
        200  MarineMax, Inc.*                                                               --
        500  Midway Games, Inc.*                                                            --
        300  Nautilus, Inc.*                                                                --
        100  Polaris Industries, Inc.                                                        2
      1,800  Pool Corp.                                                                     29
        700  Smith & Wesson Holding Corp.*                                                   2
        300  Steinway Musical Instruments, Inc.*                                             4
                                                                                    ----------
                                                                                            43
                                                                                    ----------
MOVIES & ENTERTAINMENT (0.4%)
        700  Bigband Networks, Inc.*                                                         3
        700  Cinemark Holdings, Inc.                                                         5
      2,100  CKX, Inc.*                                                                      7
        100  CTC Media, Inc.*                                                               --
        300  DreamWorks Animation SKG, Inc. "A"*                                             7
        100  Live Nation, Inc.*                                                              1
      7,400  Marvel Entertainment, Inc.*                                                   204
     19,300  News Corp. "A"                                                                123
     10,000  News Corp."B"                                                                  72
      4,700  Regal Entertainment Group "A"                                                  47
        300  RHI Entertainment, Inc.*                                                        1
        400  Time Warner, Inc.                                                               4
      2,500  Viacom, Inc. "A"*                                                              41
        200  Viacom, Inc. "B"*                                                               3
        200  Walt Disney Co.                                                                 4
      5,200  World Wrestling Entertainment, Inc. "A"                                        51
                                                                                    ----------
                                                                                           573
                                                                                    ----------
PHOTOGRAPHIC PRODUCTS (0.0%)
      6,700  Eastman Kodak Co.                                                              30
                                                                                    ----------
PUBLISHING (0.1%)
        400  Courier Corp.                                                                   6
        200  Dolan Media Co.*                                                                1
        866  E.W. Scripps Co. "A"                                                            1

================================================================================

18 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,300  GateHouse Media, Inc.                                                  $       --
        588  Global Sources Ltd.*                                                            3
      4,600  Idearc, Inc.                                                                   --
        800  Interactive Data Corp.                                                         18
        500  Martha Stewart Living Omnimedia, Inc. "A"*                                      1
      1,300  McClatchy Co. "A"                                                               1
        200  Media General, Inc. "A"                                                        --
        800  Morningstar, Inc.*                                                             28
        600  New York Times Co. "A"                                                          3
        400  Primedia, Inc.                                                                  1
      1,200  R.H. Donnelley Corp.*                                                           1
        400  Valassis Communications, Inc.*                                                  1
                                                                                    ----------
                                                                                            65
                                                                                    ----------
RESTAURANTS (0.3%)
        300  AFC Enterprises, Inc.*                                                          1
        700  BJ's Restaurants, Inc.*                                                         8
        100  Bob Evans Farms, Inc.                                                           2
      4,100  Brinker International, Inc.                                                    45
      1,000  Buffalo Wild Wings, Inc.*                                                      22
        200  Burger King Holdings, Inc.                                                      4
      1,000  California Pizza Kitchen, Inc.*                                                10
      3,900  CEC Entertainment, Inc.*                                                       91
      2,800  Chipotle Mexican Grill, Inc. "A"*                                             134
        100  CKE Restaurants, Inc.                                                           1
      2,800  Cracker Barrel Old Country Store, Inc.                                         49
        100  Darden Restaurants, Inc.                                                        3
        100  DineEquity, Inc.                                                                1
        900  Dominos Pizza, Inc.*                                                            6
        100  Einstein Noah Restaurant Group, Inc.*                                           1
        100  Jack in the Box, Inc.*                                                          2
        900  Krispy Kreme Doughnuts, Inc.*                                                   1
        200  Landry's Restaurants, Inc.                                                      1
        400  Luby's, Inc.*                                                                   2
        100  McDonald's Corp.                                                                6
        400  O'Charley's, Inc.                                                               1
        600  P.F. Chang's China Bistro, Inc.*                                               11
        500  Papa John's International, Inc.*                                               10
        600  Peet's Coffee& Tea, Inc.*                                                      12
        600  Red Robin Gourmet Burgers, Inc.*                                                7
        400  Ruth's Hospitality Group, Inc.*                                                --
        500  Steak n Shake Co.*                                                              3
        300  Texas Roadhouse, Inc. "A"*                                                      2
        200  Tim Hortons, Inc.                                                               5
        115  Wendy's/Arby's Group, Inc. "A"                                                  1
        100  Yum! Brands, Inc.                                                               3
                                                                                    ----------
                                                                                           445
                                                                                    ----------
SPECIALIZED CONSUMER SERVICES (0.1%)
        500  Brinks Home Security Holdings, Inc.*                                           12
      1,800  Coinstar, Inc.*                                                                41
        500  H&R Block, Inc.                                                                10
      3,500  Hillenbrand, Inc.                                                              65
        700  Jackson Hewitt Tax Service, Inc.                                                9
        400  Service Corp. International                                                     2
        100  Sotheby's Holdings, Inc. "A"                                                    1
        700  Steiner Leisure Ltd.*                                                          18
        800  Weight Watchers International, Inc.                                            18
                                                                                    ----------
                                                                                           176
                                                                                    ----------
SPECIALTY STORES (0.4%)
        200  Asbury Automotive Group, Inc.                                                   1
      2,700  Barnes& Noble, Inc.                                                            44
        500  Big 5 Sporting Goods Corp.                                                      3

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      8,000  Blockbuster, Inc. "A"*                                                 $       10
        600  Borders Group, Inc.*                                                           --
        300  Build-A-Bear Workshop, Inc.*                                                    1
        100  Cabela's, Inc.*                                                                 1
      1,000  Dick's Sporting Goods, Inc.*                                                   11
      1,400  Haverty Furniture Companies, Inc.                                              11
      1,200  Hibbett Sports, Inc.*                                                          16
      5,800  Jo-Ann Stores, Inc.*                                                           74
        400  Office Depot, Inc.*                                                             1
        100  OfficeMax, Inc.                                                                 1
        800  Pep Boys - Manny, Moe & Jack                                                    2
      1,500  Pier 1 Imports, Inc.*                                                           1
      4,700  Regis Corp.                                                                    53
      1,648  Sally Beauty Holdings, Inc.*                                                    8
        400  Sonic Automotive, Inc.                                                          1
      8,645  Tractor Supply Co.*                                                           291
        300  Zale Corp.*                                                                    --
                                                                                    ----------
                                                                                           530
                                                                                    ----------
TEXTILES (0.0%)
        500  Unifi, Inc.*                                                                    1
        500  Xerium Technologies, Inc.*                                                     --
                                                                                    ----------
                                                                                             1
                                                                                    ----------
TIRES & RUBBER (0.0%)
      1,000  Cooper Tire & Rubber Co.                                                        5
      2,943  Goodyear Tire & Rubber Co.*                                                    18
                                                                                    ----------
                                                                                            23
                                                                                    ----------
             Total Consumer Discretionary                                               10,195
                                                                                    ----------
CONSUMER STAPLES (1.7%)
-----------------------
AGRICULTURAL PRODUCTS (0.1%)
        200  Archer-Daniels-Midland Co.                                                      6
        500  Bunge Ltd.                                                                     21
      2,600  Corn Products International, Inc.                                              60
      2,600  Darling International, Inc.*                                                   12
        700  Fresh Del Monte Produce, Inc.*                                                 17
        100  Griffin Land & Nurseries, Inc. "A"                                              3
                                                                                    ----------
                                                                                           119
                                                                                    ----------
DRUG RETAIL (0.0%)
        900  CVS Caremark Corp.                                                             24
      3,600  Rite Aid Corp.*                                                                 1
        200  Walgreen Co.                                                                    6
                                                                                    ----------
                                                                                            31
                                                                                    ----------
FOOD DISTRIBUTORS (0.2%)
        200  Andersons, Inc.                                                                 3
        200  Nash Finch Co.                                                                  9
        900  Spartan Stores, Inc.                                                           17
        200  Sysco Corp.                                                                     4
     13,700  United Natural Foods, Inc.*                                                   213
                                                                                    ----------
                                                                                           246
                                                                                    ----------
FOOD RETAIL (0.3%)
        100  Great Atlantic & Pacific Tea Company, Inc.*                                     1
        200  Ingles Markets, Inc. "A"                                                        3
        200  Kroger Co.                                                                      4
     10,800  Ruddick Corp.                                                                 260
        200  SUPERVALU, Inc.                                                                 4
        300  Susser Holdings Corp.*                                                          4
        200  Village Super Market, Inc. "A"                                                  5
        600  Whole Foods Market, Inc.                                                        6
      5,100  Winn Dixie Stores, Inc.*                                                       70
                                                                                    ----------
                                                                                           357
                                                                                    ----------
HOUSEHOLD PRODUCTS (0.0%)
      1,300  Central Garden & Pet Co. "A"*                                                   8
        200  Church & Dwight Co., Inc.                                                      11
        100  Colgate-Palmolive Co.                                                           7
        100  Procter & Gamble Co.                                                            5
                                                                                    ----------
                                                                                            31
                                                                                    ----------

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20 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS (0.1%)
      5,500  BJ's Wholesale Club, Inc.*                                             $      158
        100  Costco Wholesale Corp.                                                          4
        500  PriceSmart, Inc.                                                                8
        100  Wal-Mart Stores, Inc.                                                           5
                                                                                    ----------
                                                                                           175
                                                                                    ----------
PACKAGED FOODS & MEAT (0.4%)
        300  American Dairy, Inc.*                                                           4
        400  B&G Foods, Inc. "A"                                                             2
        300  Cal-Maine Foods, Inc.                                                           8
        300  Calavo Growers, Inc.                                                            4
        100  Campbell Soup Co.                                                               3
      2,500  Chiquita Brands International, Inc.*                                           35
        200  Dean Foods Co.*                                                                 4
      7,900  Del Monte Foods Co.                                                            53
      3,900  Diamond Foods, Inc.                                                           100
      8,400  Flowers Foods, Inc.                                                           180
        100  General Mills, Inc.                                                             6
        600  Green Mountain Coffee Roasters, Inc.*                                          23
        100  H.J. Heinz Co.                                                                  4
        100  Hershey Co.                                                                     4
        600  Hormel Foods Corp.                                                             18
        200  HQ Sustainable Maritime Industries, Inc.*                                       1
        400  Imperial Sugar Co.                                                              5
        600  J & J Snack Foods Corp.                                                        21
        100  J.M. Smucker Co.                                                                4
        100  Kellogg Co.                                                                     4
        100  Kraft Foods, Inc. "A"                                                           3
      1,200  Lance, Inc.                                                                    23
        200  Lifeway Foods, Inc.*                                                            1
        200  McCormick & Co., Inc.                                                           6
        400  Omega Protein Corp.*                                                            1
        200  Ralcorp Holdings, Inc.*                                                        12
        100  Sanderson Farms, Inc.                                                           4
      2,200  Smart Balance, Inc.*                                                           16
        300  Synutra International, Inc.*                                                    3
      1,100  Tootsie Roll Industries, Inc.                                                  26
        100  TreeHouse Foods, Inc.*                                                          3
        300  Tyson Foods, Inc. "A"                                                           3
        200  Unilever N.V.                                                                   4
        100  Zhongpin, Inc.*                                                                 1
                                                                                    ----------
                                                                                           589
                                                                                    ----------
PERSONAL PRODUCTS (0.4%)
      4,100  Alberto-Culver Co.                                                            100
        100  American Oriental Bioengineering, Inc.*                                         1
        200  Avon Products, Inc.                                                             4
        100  Bare Escentuals, Inc.*                                                         --
        100  Chattem, Inc.*                                                                  7
        300  China Sky One Medical, Inc.*                                                    4
      9,300  Elizabeth Arden, Inc.*                                                         54
      6,600  Estee Lauder Companies, Inc. "A"                                              173
      9,000  Herbalife Ltd.                                                                184
        600  Mannatech, Inc.                                                                 2
        500  Nu Skin Enterprises, Inc. "A"                                                   5
      3,800  Prestige Brands Holdings, Inc.*                                                24
        200  Schiff Nutrition International, Inc.*                                           1
        200  USANA Health Sciences, Inc.*                                                    5
                                                                                    ----------
                                                                                           564
                                                                                    ----------
SOFT DRINKS (0.2%)
        100  Coca-Cola Co.                                                                   4
      4,200  Dr. Pepper Snapple Group, Inc.*                                                69
        300  Hansen Natural Corp.*                                                          10
        400  National Beverage Corp.*                                                        4
        100  Pepsi Bottling Group, Inc.                                                      2
      6,100  PepsiAmericas, Inc.                                                            98
        100  PepsiCo, Inc.                                                                   5
                                                                                    ----------
                                                                                           192
                                                                                    ----------
             Total Consumer Staples                                                      2,304
                                                                                    ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 21

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

ENERGY (5.1%)
-------------
COAL & CONSUMABLE FUELS (0.1%)
      2,400  Alpha Natural Resources, Inc.*                                         $       39
      5,300  Arch Coal, Inc.                                                                80
        100  CONSOL Energy, Inc.                                                             3
        300  Foundation Coal Holdings, Inc.                                                  5
        200  GreenHunter Energy, Inc.*                                                       1
      1,700  International Coal Group, Inc.*                                                 4
        100  James River Coal Co.*                                                           1
        200  Massey Energy Co.                                                               3
        600  National Coal Corp.*                                                            1
      1,000  Patriot Coal Corp.*                                                             5
        200  Peabody Energy Corp.                                                            5
      1,700  Uranium Resources, Inc.*                                                        1
        100  USEC, Inc.*                                                                     1
        200  Westmoreland Coal Co.*                                                          2
                                                                                    ----------
                                                                                           151
                                                                                    ----------
INTEGRATED OIL & GAS (2.0%)
        100  Chevron Corp.                                                                   7
     16,800  ConocoPhillips                                                                799
        100  Exxon Mobil Corp.                                                               8
        243  Marathon Oil Corp.                                                              7
      1,700  Murphy Oil Corp.                                                               75
        100  Occidental Petroleum Corp.                                                      5
      7,400  Petro-Canada                                                                  160
     33,700  Royal Dutch Shell plc                                                       1,659
        500  SandRidge Energy, Inc.*                                                         3
                                                                                    ----------
                                                                                         2,723
                                                                                    ----------
OIL & GAS DRILLING (0.8%)
      1,900  Atwood Oceanics, Inc.*                                                         32
        400  Bronco Drilling Co., Inc.*                                                      2
     12,900  ENSCO International, Inc.                                                     353
      2,500  Helmerich & Payne, Inc.                                                        56
        200  Hercules Offshore, Inc.*                                                        1
     13,800  Noble Corp.                                                                   375
      2,100  Parker Drilling Co.*                                                            4
      4,700  Patterson-UTI Energy, Inc.                                                     45
        800  Pioneer Drilling Co.*                                                           4
      6,800  Pride International, Inc.*                                                    109
        400  Rowan Companies, Inc.                                                           5
        300  Transocean Ltd.*                                                               16
        200  Union Drilling, Inc.*                                                           1
      3,600  Unit Corp.*                                                                    90
                                                                                    ----------
                                                                                         1,093
                                                                                    ----------
OIL & GAS EQUIPMENT & SERVICES (1.1%)
        500  Allis-Chalmers Energy, Inc.*                                                    2
      1,200  Baker Hughes, Inc.                                                             40
      1,700  BJ Services Co.                                                                19
        300  Bolt Technology Corp.*                                                          2
      8,000  CARBO Ceramics, Inc.                                                          288
        100  Complete Production Services, Inc.*                                             1
        200  Dawson Geophysical Co.*                                                         3
     15,500  Dresser-Rand Group, Inc.*                                                     302
        500  ENGlobal Corp.*                                                                 2
        900  FMC Technologies, Inc.*                                                        27
        100  Geokinetics, Inc.*                                                             --
        100  Global Industries Ltd.*                                                        --
        500  Gulf Island Fabrication, Inc.                                                   6
        100  Halliburton Co.                                                                 2
      2,800  IHS, Inc. "A"*                                                                123
        900  ION Geophysical Corp.*                                                          1
        200  Key Energy Services, Inc.*                                                      1
        600  Matrix Service Co.*                                                             3
        200  Mitcham Industries, Inc.*                                                       1
        357  National-Oilwell Varco, Inc.*                                                   9
        200  Natural Gas Services Group, Inc.*                                               2
      1,700  Newpark Resources, Inc.*                                                        7
        300  Oceaneering International, Inc.*                                               10

================================================================================

22 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  Oil States International, Inc.*                                        $        2
        100  OYO Geospace Corp.*                                                             1
      2,900  PHI, Inc.*                                                                     35
     11,800  RPC, Inc.                                                                      88
        100  Schlumberger Ltd.                                                               4
        400  Seacor Holdings, Inc.*                                                         26
      1,500  SulphCo, Inc.*                                                                  1
        200  Superior Energy Services, Inc.*                                                 3
        700  Superior Well Services, Inc.*                                                   6
        100  T-3 Energy Services, Inc.*                                                      1
        100  TETRA Technologies, Inc.*                                                       1
      9,300  Tidewater, Inc.                                                               387
        200  Trico Marine Services, Inc.*                                                    1
        100  Willbros Group, Inc.*                                                           1
                                                                                    ----------
                                                                                         1,408
                                                                                    ----------
OIL & GAS EXPLORATION & PRODUCTION (0.6%)
      1,000  Abraxas Petroleum Corp.*                                                        1
        100  Anadarko Petroleum Corp.                                                        4
        100  Apache Corp.                                                                    7
      2,648  Apco Argentina, Inc.                                                           65
        200  Approach Resources, Inc.*                                                       1
        100  Arena Resources, Inc.*                                                          2
        100  ATP Oil & Gas Corp.*                                                           --
        100  Berry Petroleum Co. "A"                                                         1
     17,000  Bill Barrett Corp.*                                                           376
        100  BPZ Resources, Inc.*                                                            1
      1,900  Brigham Exploration Co.*                                                        5
        400  Callon Petroleum Co.*                                                           1
        600  Cano Petroleum, Inc.*                                                          --
        100  Carrizo Oil & Gas, Inc.*                                                        1
        200  Chesapeake Energy Corp.                                                         3
      1,200  Cimarex Energy Co.                                                             30
        200  Clayton Williams Energy, Inc.*                                                  8
        400  Comstock Resources, Inc.*                                                      15
        100  Concho Resources, Inc.*                                                         3
        500  Contango Oil & Gas Co.*                                                        22
        100  Continental Resources, Inc.*                                                    2
        300  Double Eagle Petroleum Co.*                                                     2
        100  EnCana Corp.                                                                    4
        200  Encore Acquisition Co.*                                                         5
        400  Energy Partners Ltd.*                                                          --
      4,700  Energy XXI Bermuda Ltd.                                                         3
        100  EOG Resources, Inc.                                                             7
        800  FX Energy, Inc.*                                                                2
      2,100  Gasco Energy, Inc.*                                                             1
      1,800  GeoGlobal Resources, Inc.*                                                      2
        400  GeoMet, Inc.*                                                                   1
        100  GeoResources, Inc.*                                                             1
        100  GMX Resources, Inc.*                                                            2
        300  Goodrich Petroleum Corp.*                                                       9
      3,900  Gran Tierra Energy, Inc.*                                                      11
        500  Gulfport Energy Corp.*                                                          2
        500  Harvest Natural Resources, Inc.*                                                2
        300  Houston American Energy Corp.                                                   1
        200  Mariner Energy, Inc.*                                                           2
      4,100  McMoRan Exploration Co.*                                                       27
      3,200  Meridian Resource Corp.*                                                        1
        400  Northern Oil and Gas, Inc.*                                                     1
      5,900  Oilsands Quest, Inc.*                                                           6
      1,500  Pacific Ethanol, Inc.*                                                          1

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 23

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  Panhandle Oil & Gas, Inc. "A"                                          $        2
        481  Parallel Petroleum Corp.*                                                       1
        100  PetroQuest Energy, Inc.*                                                        1
        200  Pioneer Natural Resources Co.                                                   3
        600  Quest Resource Corp.*                                                          --
        100  Quicksilver Resources, Inc.*                                                    1
      1,100  RAM Energy Resources, Inc.*                                                     1
        300  Rex Energy Corp.*                                                               1
        100  Southwestern Energy Co.*                                                        3
      1,732  Stone Energy Corp.*                                                            15
        600  Toreador Resources Corp.*                                                       1
        700  TXCO Resources, Inc.*                                                           1
      1,400  VAALCO Energy, Inc.*                                                           11
        400  Venoco, Inc.*                                                                   1
      7,700  W&T Offshore, Inc.                                                             97
        100  Whiting Petroleum Corp.*                                                        3
        100  XTO Energy, Inc.                                                                4
                                                                                    ----------
                                                                                           787
                                                                                    ----------
OIL & GAS REFINING & MARKETING (0.1%)
        100  Alon USA Energy, Inc.                                                           1
        700  Aventine Renewable Energy Holdings, Inc.*                                      --
        100  Clean Energy Fuels Corp.*                                                       1
        500  CVR Energy, Inc.*                                                               3
        200  Delek US Holdings, Inc.                                                         2
        500  Magellan Midstream Partners, LP                                                17
        200  Sunoco, Inc.                                                                    9
      1,000  Tesoro Corp.                                                                   17
      1,300  Valero Energy Corp.                                                            32
      3,500  VeraSun Energy Corp.*                                                          --
      1,800  Verenium Corp.*                                                                 2
        200  Western Refining, Inc.                                                          2
                                                                                    ----------
                                                                                            86
                                                                                    ----------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
        200  Cheniere Energy, Inc.*                                                          1
        300  Crosstex Energy, Inc.                                                           1
        400  DHT Maritime, Inc.                                                              2
        400  El Paso Corp.                                                                   3
     12,100  Enbridge Energy Partners, LP                                                  384
        100  Enbridge, Inc.                                                                  3
        200  Enterprise Products Partners, LP                                                4
      1,304  General Maritime Corp.                                                         14
        600  Golar LNG Ltd.                                                                  4
      1,700  Knightsbridge Tankers Ltd.                                                     26
        100  Nordic American Tanker Shipping Ltd.                                            3
      2,400  Overseas Shipholding Group, Inc.                                               86
        400  Plains All American Pipeline, LP                                               15
        100  Ship Finance International Ltd.                                                 1
        100  Teekay Tankers Ltd. "A"                                                         1
        100  TEPPCO Partners, LP                                                             3
        200  TransCanada Corp.                                                               5
        100  Williams Companies, Inc.                                                        1
                                                                                    ----------
                                                                                           557
                                                                                    ----------
             Total Energy                                                                6,805
                                                                                    ----------
FINANCIALS (11.1%)
------------------
ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
        700  Allied Capital Corp.                                                            1
      1,000  American Capital Ltd.                                                           3
      5,200  Ameriprise Financial, Inc.                                                    105
      6,000  Apollo Investment Corp.                                                        39
      1,965  Ares Capital Corp.                                                              9
        200  Bank of New York Mellon Corp.                                                   5
        500  BlackRock Kelso Capital Corp.                                                   4
        200  BlackRock, Inc. "A"                                                            22
        800  Calamos Asset Management, Inc. "A"                                              5
        100  Capital Southwest Corp.                                                         9
        800  Cohen & Steers, Inc.                                                            9

================================================================================

24 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        300  Eaton Vance Corp.                                                      $        6
        400  Epoch Holding Corp.                                                             2
     20,700  Federated Investors, Inc. "B"                                                 404
        800  Franklin Resources, Inc.                                                       39
        300  GAMCO Investors, Inc. "A"                                                       9
        700  Gladstone Capital Corp.                                                         6
        400  Gladstone Investment Corp.                                                      2
        100  GLG Partners, Inc.                                                             --
        500  Harris & Harris Group, Inc.*                                                    2
      1,431  Hercules Technology Growth Capital, Inc.                                        9
      7,700  Invesco Ltd. ADR                                                               91
      4,300  Janus Capital Group, Inc.                                                      23
        300  Kohlberg Capital Corp.                                                          1
      1,700  MCG Capital Corp.                                                               1
      1,000  MVC Capital, Inc.                                                              10
        800  NGP Capital Resources Co.                                                       7
        100  Northern Trust Corp.                                                            6
        400  Patriot Capital Funding, Inc.                                                   1
        400  PennantPark Investment Corp.                                                    1
        600  Prospect Capital Corp.                                                          6
        400  Pzena Investment Management, Inc. "A"                                           1
        200  SEI Investments Co.                                                             3
        643  State Street Corp.                                                             15
      4,600  T. Rowe Price Group, Inc.                                                     127
        100  U.S. Global Investors, Inc. "A"                                                --
        105  Virtus Investments Partners, Inc.*                                              1
     10,800  Waddell & Reed Financial, Inc. "A"                                            152
        200  Westwood Holdings Group, Inc.                                                   6
                                                                                    ----------
                                                                                         1,142
                                                                                    ----------
CONSUMER FINANCE (0.1%)
        900  Advance America, Cash Advance Centers, Inc.                                     1
        200  American Express Co.                                                            3
        300  AmeriCredit Corp.*                                                              2
        180  Capital One Financial Corp.                                                     3
        300  Cardtronics, Inc.*                                                             --
        100  CompuCredit Corp.*                                                             --
      2,000  Discover Financial Services                                                    14
      1,000  Dollar Financial Corp.*                                                         8
        900  EZCORP, Inc. "A"*                                                              12
        800  First Cash Financial Services, Inc.*                                           14
      2,504  First Marblehead Corp.*                                                         3
        400  Nelnet, Inc.                                                                    6
        700  World Acceptance Corp.*                                                        13
                                                                                    ----------
                                                                                            79
                                                                                    ----------
DIVERSIFIED BANKS (0.1%)
        500  Banco Latinoamericano de Exportaciones S.A. "E"                                 5
        800  Columbia Banking System, Inc.                                                   7
      7,200  F.N.B. Corp.                                                                   57
        200  U.S. Bancorp                                                                    3
        200  Wells Fargo & Co.                                                               4
                                                                                    ----------
                                                                                            76
                                                                                    ----------
DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
        300  CB Richard Ellis Group, Inc. "A"*                                               1
      1,000  Comfort Systems USA, Inc.                                                      10
        100  Consolidated-Tomoka Land Co.                                                    3
        100  Forestar Real Estate Group, Inc.*                                               1
        400  FX Real Estate and Entertainment, Inc.*                                        --
        800  G & K Services, Inc. "A"                                                       15

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 25

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        600  Grubb & Ellis Co.                                                      $        -
      2,800  Jones Lang LaSalle, Inc.                                                       66
      1,000  McGrath RentCorp                                                               21
      1,900  Meruelo Maddux Properties, Inc.*                                                1
        400  St. Joe Co.*                                                                   10
        200  Tejon Ranch Co.*                                                                4
        400  Thomas Weisel Partners Group, Inc.                                              1
                                                                                    ----------
                                                                                           133
                                                                                    ----------
INSURANCE BROKERS (0.1%)
        100  Aon Corp.                                                                       4
        500  Arthur J. Gallagher & Co.                                                      12
      3,900  Brown & Brown, Inc.                                                            74
        200  Life Partners Holdings, Inc.                                                    7
        200  Marsh & McLennan Companies, Inc.                                                4
        200  National Financial Partners Corp.                                               1
                                                                                    ----------
                                                                                           102
                                                                                    ----------
INVESTMENT BANKING & BROKERAGE (0.3%)
      1,100  BGC Partners, Inc. "A"                                                          3
        500  Broadpoint Securities Group, Inc.*                                              1
        400  Charles Schwab Corp.                                                            5
      2,200  E*TRADE Financial Corp.*                                                        3
        100  Evercore Partners,Inc. "A"                                                      1
        500  FBR Capital Markets Corp.*                                                      2
        100  FCStone Group, Inc.*                                                           --
      1,200  GFI Group, Inc.                                                                 4
        100  Goldman Sachs Group, Inc.                                                       8
        100  Greenhill & Co., Inc.                                                           6
        100  International Assets Holding Corp.*                                             1
      3,600  Investment Technology Group, Inc.*                                             78
        400  Jefferies Group, Inc.                                                           5
      1,000  KBW, Inc.*                                                                     19
        200  Knight Capital Group, Inc. "A"*                                                 4
      1,000  LaBranche & Co., Inc.*                                                          7
        200  Lazard Ltd. "A"                                                                 5
      1,300  MarketAxess Holdings, Inc.*                                                    10
        300  MF Global Ltd.*                                                                 1
        206  Morgan Stanley                                                                  4
        600  Penson Worldwide, Inc.*                                                         4
      2,400  Raymond James Financial, Inc.                                                  44
        400  Sanders Morris Harris Group, Inc.                                               2
      2,000  Stifel Financial Corp.*                                                        70
      7,500  SWS Group, Inc.                                                               110
        300  TD Ameritrade Holding Corp.*                                                    3
        400  Thomas Weisel Partners Group, Inc.*                                             1
      1,300  TradeStation Group, Inc.*                                                       7
                                                                                    ----------
                                                                                           408
                                                                                    ----------
LIFE & HEALTH INSURANCE (1.2%)
      7,400  AEGON N.V.                                                                     38
      3,600  AFLAC, Inc.                                                                    84
     27,600  American Equity Investment Life Insurance Co.                                 185
      2,800  Citizens, Inc.*                                                                23
        200  Conseco, Inc.*                                                                 --
        100  Independence Holding Co.                                                       --
        800  Lincoln National Corp.                                                         12
     11,100  Manulife Financial Corp.                                                      184
        200  MetLife, Inc.                                                                   6
        100  National Western Life Insurance Co. "A"                                        12
      1,200  Phoenix Companies, Inc.                                                         2
        400  Presidential Life Corp.                                                         4
        300  Principal Financial Group, Inc.                                                 5

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26 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,000  Prudential Financial, Inc.                                             $       26
      3,400  StanCorp Financial Group, Inc.                                                 88
     22,900  Torchmark Corp.                                                               687
     20,500  Unum Group                                                                    290
                                                                                    ----------
                                                                                         1,646
                                                                                    ----------
MULTI-LINE INSURANCE (1.5%)
      7,600  American Financial Group, Inc.                                                129
      5,056  American International Group, Inc.                                              6
     10,100  Assurant, Inc.                                                                267
        600  Genworth Financial, Inc. "A"                                                    1
        200  Hartford Financial Services Group, Inc.                                         3
      2,600  HCC Insurance Holdings, Inc.                                                   61
     24,200  Horace Mann Educators Corp.                                                   226
     55,400  Loews Corp.                                                                 1,352
                                                                                    ----------
                                                                                         2,045
                                                                                    ----------
MULTI-SECTOR HOLDINGS (0.0%)
        900  Ampal-American Israel Corp. "A"*                                                1
      1,000  Compass Diversified Holdings                                                   11
        100  Leucadia National Corp.*                                                        1
        700  PICO Holdings, Inc.*                                                           18
                                                                                    ----------
                                                                                            31
                                                                                    ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
        310  Bank of America Corp.                                                           2
     11,000  Citigroup, Inc.                                                                39
        208  JPMorgan Chase & Co.                                                            6
        600  Medallion Financial Corp.                                                       4
        400  RiskMetrics Group, Inc.*                                                        5
                                                                                    ----------
                                                                                            56
                                                                                    ----------
PROPERTY & CASUALTY INSURANCE (1.9%)
      5,200  ACE Ltd.                                                                      227
        200  Allied World Assurance Co. Holdings Ltd.                                        8
     34,600  Allstate Corp.                                                                750
     61,300  Ambac Financial Group, Inc.                                                    70
        300  American Physicians Capital, Inc.                                              13
        200  American Safety Insurance Holdings Ltd.*                                        2
        100  Amerisafe, Inc.*                                                                2
        400  Argo Group International Holdings Ltd.*                                        12
        100  Aspen Insurance Holdings Ltd.                                                   2
      4,100  Assured Guaranty Ltd.                                                          31
     11,900  Axis Capital Holdings Ltd.                                                    289
      1,300  Baldwin & Lyons, Inc. "B"                                                      22
      3,400  Chubb Corp.                                                                   145
     12,600  CNA Financial Corp.                                                           147
        500  CNA Surety Corp.*                                                               8
        500  Donegal Group, Inc. "A"                                                         7
        200  EMC Insurance Group, Inc.                                                       4
        300  Employers Holdings, Inc.                                                        4
        100  Fidelity National Financial, Inc. "A"                                           1
        300  First Acceptance Corp.*                                                         1
      5,800  First American Corp.                                                          127
        600  First Mercury Financial Corp.*                                                  7
        300  FPIC Insurance Group, Inc.*                                                    12
        200  Hallmark Financial Services, Inc.*                                              2
      5,100  Hanover Insurance Group, Inc.                                                 206
        800  Harleysville Group, Inc.                                                       23
        700  Hilltop Holdings, Inc.*                                                         7
        400  Infinity Property & Casualty Corp.                                             15
      1,200  MBIA, Inc.*                                                                     5
      1,300  Meadowbrook Insurance Group, Inc.                                               8
        200  Mercury General Corp.                                                           8
        200  National Interstate Corp.                                                       3

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 27

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  NYMAGIC, Inc.                                                          $        2
        100  OneBeacon Insurance Group Ltd. "A"                                              1
        600  PMA Capital Corp. "A"*                                                          3
        100  ProAssurance Corp.*                                                             5
        200  Progressive Corp.*                                                              2
        700  Safety Insurance Group, Inc.                                                   25
        900  SeaBright Insurance Holdings, Inc.*                                             9
      1,100  State Auto Financial Corp.                                                     24
        100  Stewart Information Services Corp.                                              1
        800  Tower Group, Inc.                                                              20
      7,800  Travelers Companies, Inc.                                                     301
        800  United American Indemnity Ltd. "A"*                                             8
        200  W.R. Berkley Corp.                                                              5
        147  Wesco Financial Corp.                                                          44
        585  XL Capital Ltd. "A"                                                             2
                                                                                    ----------
                                                                                         2,620
                                                                                    ----------
REGIONAL BANKS (2.2%)
        200  AMCORE Financial, Inc.                                                         --
        500  Ameris Bancorp                                                                  4
        200  Ames National Corp.                                                             5
        400  Arrow Financial Corp.                                                           9
        300  BancFirst Corp.                                                                11
      6,500  BancorpSouth, Inc.                                                            123
        600  BancTrust Financial Group, Inc.                                                 5
      3,300  Bank of Hawaii Corp.                                                          118
        500  Bank of the Ozarks, Inc.                                                       11
        300  Banner Corp.                                                                    1
        200  BB&T Corp.                                                                      4
        400  Boston Private Financial Holdings, Inc.                                         2
        300  Bryn Mawr Bank Corp.                                                            6
        100  Camden National Corp.                                                           2
        400  Capital City Bank Group, Inc.                                                   6
        100  Capitol Bancorp Ltd.                                                            1
        500  Cardinal Financial Corp.                                                        3
        700  Cascade Bancorp, Inc.                                                           2
      1,500  Cathay General Bancorp                                                         19
        300  CenterState Banks of Florida, Inc.                                              4
      1,000  Chemical Financial Corp.                                                       23
        300  Citizens & Northern Corp.                                                       5
      1,200  Citizens Republic Bankcorp, Inc.*                                               1
        700  City Holding Co.                                                               18
        800  Cobiz Financial, Inc.                                                           4
      2,600  Colonial BancGroup, Inc.                                                        2
      1,300  Community Bank System, Inc.                                                    23
        600  Community Trust Bancorp, Inc.                                                  17
        400  Cullen/Frost Bankers, Inc.                                                     17
      6,400  CVB Financial Corp.                                                            57
      1,900  East West Bancorp, Inc.                                                        18
        400  Enterprise Financial Services Corp.                                             4
        200  Farmers Capital Bank Corp.                                                      4
      1,300  Fifth Third Bancorp                                                             3
        400  Financial Institutions, Inc.                                                    3
        400  First Advantage Corp. "A"*                                                      5
     23,300  First BanCorp                                                                 166
        600  First Bancorp                                                                   9
        300  First Bancorp, Inc.                                                             5
     27,800  First Commonwealth Financial Corp.                                            267
        400  First Community Bancshares, Inc.                                                7
        700  First Financial Bancorp                                                         6
        800  First Financial Bankshares, Inc.                                               35
        500  First Financial Corp.                                                          17

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28 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        229  First Horizon National Corp.                                           $        2
        800  First Merchants Corp.                                                          12
        200  First South Bancorp, Inc.                                                       2
      2,800  Firstmerit Corp.                                                               45
        400  Frontier Financial Corp.                                                        1
        504  Greene Bankshares, Inc.                                                         5
        100  Hancock Holding Co.                                                             3
        600  Hanmi Financial Corp.                                                           1
      1,200  Harleysville National Corp.                                                    11
        500  Heartland Financial USA, Inc.                                                   7
        400  Heritage Commerce Corp.                                                         3
        516  Home BancShares, Inc.                                                          11
     16,900  Huntington Bancshares, Inc.                                                    49
        500  IBERIABANK Corp.                                                               21
        700  Independent Bank Corp.                                                         13
        300  Integra Bank Corp.                                                             --
        800  Lakeland Bancorp, Inc.                                                          6
        500  Lakeland Financial Corp.                                                       10
        800  MainSource Financial Group, Inc.                                                8
      1,200  Marshall & Ilsley Corp.                                                         7
        500  Midwest Banc Holdings, Inc.                                                     1
      1,000  Nara Bancorp, Inc.                                                              6
        900  National Penn Bancshares, Inc.                                                  9
      1,300  NBT Bancorp, Inc.                                                              30
        800  Northfield Bancorp, Inc.                                                        8
     12,900  Old National Bancorp                                                          164
        500  Old Second Bancorp, Inc.                                                        4
        500  Oriental Financial Group, Inc.                                                  2
      1,400  Pacific Capital Bancorp                                                        15
        400  Pacific Continental Corp.                                                       5
      4,900  Park National Corp.                                                           266
        200  Pennsylvania Commerce Bancorp, Inc.*                                            4
        400  Peoples Bancorp, Inc.                                                           4
      1,000  Pinnacle Financial Partners, Inc.*                                             24
        148  PNC Financial Services Group, Inc.                                              5
      1,300  Popular, Inc.                                                                   4
        400  PremierWest Bancorp                                                             2
      1,000  PrivateBancorp, Inc.                                                           15
        600  Prosperity Bancshares, Inc.                                                    16
        400  Provident Bankshares Corp.                                                      3
     44,500  Provident Financial Services, Inc.                                            486
     14,700  Regions Financial Corp.                                                        51
        900  Renasant Corp.                                                                 11
        400  Republic Bancorp, Inc. "A"                                                      7
      1,100  S&T Bancorp, Inc.                                                              28
        600  S.Y. Bancorp, Inc.                                                             14
        700  Sandy Spring Bancorp, Inc.                                                     10
        200  Santander BanCorp                                                               2
        400  SCBT Financial Corp.                                                           11
        500  Seacoast Banking Corp. of Florida                                               2
        300  Shore Bancshares, Inc.                                                          5
        300  Sierra Bancorp                                                                  4
        600  Simmons First National Corp. "A"                                               15
        300  Smithtown Bancorp, Inc.                                                         4
      1,400  South Financial Group, Inc.                                                     3
        500  Southside Bancshares, Inc.                                                      9
        600  Southwest Bancorp, Inc.                                                         6
        600  State Bancorp, Inc.                                                             4
        100  StellarOne Corp.                                                                1
        700  Sterling Bancorp                                                                8
      1,400  Sterling Bancshares, Inc.                                                       8
        300  Sterling Financial Corp.                                                        1
        400  Suffolk Bancorp                                                                12
        600  Sun Bancorp, Inc.*                                                              3

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 29

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,000  SVB Financial Group*                                                   $       21
     12,900  Synovus Financial Corp.                                                        51
      1,000  Texas Capital Bancshares, Inc.*                                                11
        100  Tompkins Financial Corp.                                                        5
        700  TowneBank                                                                      15
        600  TriCo Bancshares                                                               12
      3,200  TrustCo Bank Corp. NY                                                          21
      2,300  UCBH Holdings, Inc.                                                             5
      1,800  Umpqua Holdings Corp.                                                          18
        500  Union Bankshares Corp.                                                          8
        912  United Community Banks, Inc.                                                    5
        306  United Security Bancshares, Inc.                                                2
        400  Univest Corp. of Pennsylvania                                                   9
      2,100  Valley National Bancorp                                                        27
        500  Washington Trust Bancorp, Inc.                                                  8
     16,100  Webster Financial Corp.                                                        67
        400  WesBanco, Inc.                                                                  8
        800  West Bancorp., Inc.                                                             6
        300  West Coast Bancorp                                                              1
      1,200  Westamerica Bancorp                                                            51
        800  Western Alliance Bancorp.*                                                      6
      8,100  Wilmington Trust Corp.                                                        111
        800  Wilshire Bancorp, Inc.                                                          5
        400  Yadkin Valley Financial Corp.                                                   4
        200  Zions Bancorp                                                                   3
                                                                                    ----------
                                                                                         3,041
                                                                                    ----------
REINSURANCE (0.7%)
      4,300  Arch Capital Group Ltd.*                                                      259
      1,300  CastlePoint Holdings Ltd.                                                      18
      6,000  Endurance Specialty Holdings Ltd.                                             164
        200  Enstar Group Ltd.*                                                             11
      1,800  Everest Reinsurance Group Ltd.                                                113
      2,000  Flagstone Reinsurance Holdings Ltd.                                            17
      1,100  Greenlight Capital Re Ltd. "A"*                                                13
        800  IPC Holdings Ltd.                                                              20
      1,000  Maiden Holdings Ltd.                                                            4
      2,200  Max Capital Group Ltd.                                                         37
        300  Montpelier Re Holdings Ltd.                                                     4
      1,800  Odyssey Re Holdings Corp.                                                      85
        100  PartnerRe Ltd.                                                                  7
        100  Platinum Underwriters Holdings Ltd.                                             3
      1,200  Reinsurance Group of America, Inc. "A"                                         43
      3,100  RenaissanceRe Holdings Ltd.                                                   138
      2,700  Validus Holdings Ltd.                                                          62
                                                                                    ----------
                                                                                           998
                                                                                    ----------
REITs - DIVERSIFIED (0.2%)
        300  CapLease, Inc.                                                                 --
        900  Colonial Properties Trust                                                       7
      2,000  Cousins Properties, Inc.                                                       19
      1,100  Investors Real Estate Trust                                                    11
      3,100  Liberty Property Trust, Inc.                                                   62
        200  One Liberty Properties, Inc.                                                    1
      1,900  PS Business Parks, Inc.                                                        82
        200  Vornado Realty Trust                                                           10
      1,000  Washington REIT                                                                24
        260  Winthrop Realty Trust, Inc.                                                     3
                                                                                    ----------
                                                                                           219
                                                                                    ----------
REITs - INDUSTRIAL (0.1%)
        200  AMB Property Corp.                                                              3
      3,300  DCT Industrial Trust, Inc.                                                     12
        100  DuPont Fabros Technology, Inc.                                                 --

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30 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,800  EastGroup Properties, Inc.                                             $       85
        800  First Industrial Realty Trust, Inc.                                             4
        500  First Potomac Realty Trust                                                      4
        400  Monmouth Real Estate Investment Corp. "A"                                       3
        400  ProLogis                                                                        4
                                                                                    ----------
                                                                                           115
                                                                                    ----------
REITs - MORTGAGE (0.1%)
        100  American Capital Agency Corp.                                                   2
        700  Annaly Capital Management, Inc.                                                11
      2,800  Anthracite Capital, Inc.                                                        5
      1,700  Anworth Mortgage Asset Corp.                                                   10
        700  Capital Trust, Inc. "A"                                                         2
        300  CapitalSource, Inc.                                                             1
      1,100  Capstead Mortgage Corp.                                                        12
        300  Care Investment Trust, Inc.                                                     2
      2,600  Chimera Investment Corp.                                                        9
        200  Douglas Emmett, Inc.                                                            2
      1,800  Gramercy Capital Corp.                                                          2
        300  Hatteras Financial Corp.                                                        7
        600  iStar Financial, Inc.                                                           1
        900  JER Investors Trust, Inc.                                                       1
      3,600  MFA Mortgage Investments, Inc.                                                 21
        500  Newcastle Investment Corp.                                                     --
      2,300  NorthStar Realty Finance Corp.                                                  9
        800  RAIT Financial Trust                                                            1
      1,500  Redwood Trust, Inc.                                                            19
        400  Resource Capital Corp.                                                          1
                                                                                    ----------
                                                                                           118
                                                                                    ----------
REITs - OFFICE (0.2%)
        100  Alexandria Real Estate Equities, Inc.                                           6
      1,500  BioMed Realty Trust, Inc.                                                      17
        200  Boston Properties, Inc.                                                         9
        200  Brandywine Realty Trust                                                         1
        800  Corporate Office Properties Trust                                              21
        100  Digital Realty Trust, Inc.                                                      3
        200  Duke Realty Corp.                                                               2
      6,000  Franklin Street Properties Corp.                                               69
      1,200  Highwoods Properties, Inc.                                                     27
        300  HRPT Properties Trust                                                           1
        100  Kilroy Realty Corp.                                                             2
      1,400  Lexington Realty Trust                                                          6
      3,000  Mack-Cali Realty Corp.                                                         61
        700  Maguire Properties, Inc.                                                        1
        400  Mission West Properties, Inc.                                                   3
        300  Parkway Properties, Inc.                                                        4
        100  SL Green Realty Corp.                                                           2
                                                                                    ----------
                                                                                           235
                                                                                    ----------
REITs - RESIDENTIAL (0.1%)
        800  American Campus Communities, Inc.                                              17
        563  Apartment Investment & Management Co. "A"                                       5
        300  Associated Estates Realty Corp.                                                 2
        200  AvalonBay Communities, Inc.                                                    10
        100  BRE Properties, Inc. "A"                                                        3
        100  Camden Property Trust                                                           3
        500  Education Realty Trust, Inc.                                                    2
        400  Equity LifeStyle Properties, Inc.                                              15
        400  Equity Residential Properties Trust                                            10

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 31

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  Essex Property Trust, Inc.                                             $        7
        600  Home Properties, Inc.                                                          21
        500  Mid-America Apartment Communities, Inc.                                        15
        800  Post Properties, Inc.                                                          10
        300  Sun Communities, Inc.                                                           4
        200  UDR, Inc.                                                                       2
                                                                                    ----------
                                                                                           126
                                                                                    ----------
REITs - RETAIL (0.3%)
        600  Acadia Realty Trust                                                             7
        200  Agree Realty Corp.                                                              3
        100  Alexander's, Inc.                                                              19
        300  CBL & Associates Properties, Inc.                                               1
        700  Cedar Shopping Centers, Inc.                                                    4
        200  Developers Diversified Realty Corp.                                             1
        800  Equity One, Inc.                                                               11
        100  Federal Realty Investment Trust                                                 5
        351  Getty Realty Corp.                                                              7
        500  Glimcher Realty Trust                                                           1
      8,000  Inland Real Estate Corp.                                                       79
      4,000  Kimco Realty Corp.                                                             58
        400  Kite Realty Group Trust                                                         2
        100  Macerich Co.                                                                    1
      5,800  National Retail Properties, Inc.                                               84
        700  Pennsylvania REIT                                                               3
        300  Ramco-Gershenson Properties Trust                                               1
      4,400  Realty Income Corp.                                                            85
        100  Regency Centers Corp.                                                           4
        200  Saul Centers, Inc.                                                              7
        300  Simon Property Group, Inc.                                                     13
        600  Tanger Factory Outlet Centers, Inc.                                            18
        100  Taubman Centers, Inc.                                                           2
        400  Urstadt Biddle Properties, Inc. "A"                                             6
        300  Weingarten Realty Investors                                                     5
                                                                                    ----------
                                                                                           427
                                                                                    ----------
REITs - SPECIALIZED (0.5%)
      1,000  Ashford Hospitality Trust, Inc.                                                 1
        300  Cogdell Spencer, Inc.                                                           3
      1,800  DiamondRock Hospitality Co.                                                     7
      3,600  Entertainment Properties Trust                                                 82
      1,600  Extra Space Storage, Inc.                                                      13
      1,200  FelCor Lodging Trust, Inc.                                                      2
        300  HCP, Inc.                                                                       7
        200  Health Care REIT, Inc.                                                          8
      5,200  Healthcare Realty Trust, Inc.                                                  86
        900  Hersha Hospitality Trust                                                        2
      4,300  Hospitality Properties Trust                                                   58
        700  Host Hotels & Resorts, Inc.                                                     4
        800  LaSalle Hotel Properties                                                        7
        500  LTC Properties, Inc.                                                           10
      1,300  Medical Properties Trust, Inc.                                                  6
        400  National Health Investors, Inc.                                                10
        200  Nationwide Health Properties, Inc.                                              5
      1,600  OMEGA Healthcare Investors, Inc.                                               23
        300  Plum Creek Timber Co., Inc.                                                     9
      3,400  Potlatch Corp.                                                                 86
        200  Public Storage                                                                 12
      2,100  Rayonier, Inc.                                                                 62
      6,200  Senior Housing Properties Trust                                               100
        400  Sovran Self Storage, Inc.                                                      10
        500  Strategic Hotel Capital, Inc.                                                   1
      1,004  Sunstone Hotel Investors, Inc.                                                  4
        900  U-Store-It Trust                                                                3
        300  Universal Health Realty Income Trust                                            9

================================================================================

32 | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        200  Ventas, Inc.                                                           $        6
                                                                                    ----------
                                                                                           636
                                                                                    ----------
SPECIALIZED FINANCE (0.1%)
        200  Asset Acceptance Capital Corp.*                                                 1
        400  CIT Group, Inc.                                                                 1
        600  Encore Capital Group, Inc.*                                                     3
        500  Financial Federal Corp.                                                        11
        700  Interactive Brokers Group, Inc. "A"*                                           11
      3,600  MSCI, Inc. "A"*                                                                62
        900  Newstar Financial, Inc.*                                                        3
        100  PHH Corp.*                                                                      1
        500  Portfolio Recovery Associates, Inc.*                                           12
                                                                                    ----------
                                                                                           105
                                                                                    ----------
THRIFTS & MORTGAGE FINANCE (0.5%)
      1,000  Abington Bancorp, Inc.                                                          7
     16,200  Astoria Financial Corp.                                                       147
        800  BankFinancial Corp.                                                             8
      1,500  Beneficial Mutual Bancorp, Inc.*                                               14
        400  Berkshire Hills Bancorp, Inc.                                                   9
        100  Brooklyn Federal Bancorp, Inc.                                                  1
      1,400  Centerline Holding Co.                                                         --
        500  City Bank                                                                       2
        300  Clifton Savings Bancorp, Inc.                                                   3
        400  Danvers Bancorp, Inc.                                                           5
        400  Dime Community Bancorp, Inc.                                                    4
        200  Doral Financial Corp.*                                                          1
        600  Downey Financial Corp.                                                         --
        200  Encore Bancshares, Inc.*                                                        1
        700  Essa Bancorp, Inc.                                                              9
      4,900  Fannie Mae                                                                      3
        200  Farmer Mac "C"                                                                  1
      1,000  First Busey Corp.                                                               9
        500  First Financial Holdings, Inc.                                                  8
        800  First Financial Northwest, Inc.                                                 7
        500  First Place Financial Corp.                                                     1
        200  FirstFed Financial Corp.*                                                      --
      2,300  Flagstar Bancorp, Inc.*                                                         1
        800  Flushing Financial Corp.                                                        6
        200  Fox Chase Bancorp, Inc.*                                                        2
      3,000  Freddie Mac                                                                     2
        100  Home Federal Bancorp, Inc.                                                      1
      9,900  Hudson City Bancorp, Inc.                                                     115
     21,800  IndyMac Bancorp, Inc.*                                                          2
      4,500  Kearny Financial Corp.                                                         49
        200  Meridian Interstate Bancorp, Inc.*                                              2
        200  MGIC Investment Corp.                                                           1
        100  NASB Financial, Inc.                                                            2
        700  New York Community Bancorp, Inc.                                                9
     11,400  NewAlliance Bancshares, Inc.                                                  125
        900  Northwest Bancorp, Inc.                                                        17
        400  OceanFirst Financial Corp.                                                      5
        800  Ocwen Financial Corp.*                                                          7
      1,400  PMI Group, Inc.                                                                 2
      1,600  Provident New York Bancorp                                                     15
      1,700  Radian Group, Inc.                                                              5
        400  Rockville Financial, Inc.                                                       5
        400  Roma Financial Corp.                                                            5
        616  United Community Financial Corp.                                               --
        700  United Financial Bancorp, Inc.                                                 10
        500  ViewPoint Financial Group                                                       7
      5,700  Washington Mutual, Inc.                                                        --

================================================================================

                                                   PORTFOLIO OF INVESTMENTS | 33

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        300  Waterstone Financial, Inc.*                                            $        1
        200  Westfield Financial, Inc.                                                       2
        200  WSFS Financial Corp.                                                            5
                                                                                    ----------
                                                                                           643
                                                                                    ----------
             Total Financials                                                           15,001
                                                                                    ----------
HEALTH CARE (5.4%)
------------------
BIOTECHNOLOGY (1.4%)
        800  Acadia Pharmaceuticals, Inc.*                                                   1
        100  Acorda Therapeutics, Inc.*                                                      2
     21,000  Alkermes, Inc.*                                                               241
      2,100  Allos Therapeutics, Inc.*                                                      16
      4,000  Alnylam Pharmaceuticals, Inc.*                                                 84
        200  Amicus Therapeutics, Inc.*                                                      2
      1,300  Arena Pharmaceuticals, Inc.*                                                    5
      1,500  ARIAD Pharmaceuticals, Inc.*                                                    3
        700  ArQule, Inc.*                                                                   3
        900  Array BioPharma, Inc.*                                                          4
      2,100  BioMarin Pharmaceutical, Inc.*                                                 40
        200  Celera Corp.*                                                                   2
      4,800  Cell Genesys, Inc.*                                                             1
        300  Celldex Therapeutics, Inc.*                                                     2
        100  Cephalon, Inc.*                                                                 8
     14,300  Cepheid*                                                                      106
        700  Cougar Biotechnology, Inc.*                                                    20
     13,300  Cubist Pharmaceuticals, Inc.*                                                 285
      2,300  CV Therapeutics, Inc.*                                                         36
      1,500  Cytokinetics, Inc.*                                                             3
        200  Cytori Therapeutics, Inc.*                                                      1
      4,600  Dendreon Corp.*                                                                16
      1,000  Dyax Corp.*                                                                     3
      1,400  Emergent BioSolutions, Inc.*                                                   31
        600  Enzo Biochem, Inc.*                                                             3
        800  Enzon Pharmaceuticals, Inc.*                                                    5
      5,460  Facet Biotech Corp.*                                                           33
        900  Genentech, Inc.*                                                               73
        500  Genomic Health, Inc.*                                                          11
      5,200  GenVec, Inc.*                                                                   2
      1,300  Geron Corp.*                                                                   10
        100  Gilead Sciences, Inc.*                                                          5
        700  GTx, Inc.*                                                                      8
        100  Halozyme Therapeutics, Inc.*                                                    1
      1,800  Human Genome Sciences, Inc.*                                                    3
        600  Idenix Pharmaceuticals, Inc.*                                                   4
        700  Idera Pharmaceuticals, Inc.*                                                    5
        900  Immunogen, Inc.*                                                                4
      3,400  Immunomedics, Inc.*                                                             4
      1,400  Incyte Corp.*                                                                   4
        400  Indevus Pharmaceuticals, Inc.*                                                  2
        900  InterMune, Inc.*                                                               10
      4,000  Isis Pharmaceuticals, Inc.*                                                    57
      1,400  Ligand Pharmaceuticals, Inc. "B"*                                               3
      1,600  Luminex Corp.*                                                                 33
        700  Marshall Edwards, Inc.*                                                        --
        100  Maxygen, Inc.*                                                                  1
      2,700  Medarex, Inc.*                                                                 16
        400  Molecular Insight Pharmaceuticals, Inc.*                                        1
        900  Momenta Pharmaceuticals, Inc.*                                                 10
      1,800  Myriad Genetics, Inc.*                                                        134
        900  Nabi Biopharmaceuticals*                                                        4
        100  Nanosphere, Inc.*                                                              --
        600  Neurocrine Biosciences, Inc.*                                                   2
      3,600  NPS Pharmaceuticals, Inc.*                                                     22

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34  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,100  OPKO Health, Inc.*                                                     $        3
        300  Orexigen Therapeutics, Inc.*                                                    1
        500  Osiris Therapeutics, Inc.*                                                     10
     27,300  PDL BioPharma, Inc.                                                           175
        600  Pharmasset, Inc.*                                                               7
      1,000  Progenics Pharmaceuticals, Inc.*                                                7
        200  Protalix BioTherapeutics, Inc.*                                                 1
        600  Repligen Corp.*                                                                 2
      1,300  Rexahn Pharmaceuticals, Inc.*                                                   1
        100  Rigel Pharmaceuticals, Inc.*                                                    1
      1,600  Sangamo Biosciences, Inc.*                                                      7
        100  Savient Pharmaceuticals, Inc.*                                                  1
      2,400  Seattle Genetics, Inc.*                                                        24
        500  Synta Pharmaceuticals Corp.*                                                    4
        400  Targacept, Inc.*                                                                1
      2,300  Telik, Inc.*                                                                    1
        100  Theravance, Inc.*                                                               1
      4,100  United Therapeutics Corp.*                                                    279
        200  Vanda Pharmaceuticals, Inc.*                                                   --
      2,900  XOMA Ltd.*                                                                      2
        700  ZymoGenetics, Inc.*                                                             3
                                                                                    ----------
                                                                                         1,916
                                                                                    ----------
HEALTH CARE DISTRIBUTORS (0.2%)
        100  AmerisourceBergen Corp.                                                         4
        100  BMP Sunstone Corp.*                                                            --
        200  Chindex International, Inc.*                                                    1
      9,600  CryoLife, Inc.*                                                                79
        100  McKesson Corp.                                                                  5
        400  MWI Veterinary Supply, Inc.*                                                    8
      4,100  Owens & Minor, Inc.                                                           163
        200  PharMerica Corp.*                                                               3
                                                                                    ----------
                                                                                           263
                                                                                    ----------
HEALTH CARE EQUIPMENT (0.5%)
        900  Abaxis, Inc.*                                                                  14
      1,200  ABIOMED, Inc.*                                                                 16
        100  Advanced Medical Optics, Inc.*                                                  2
        500  Alphatec Holdings, Inc.*                                                        1
      1,000  AngioDynamics, Inc.*                                                           14
      1,000  ArthroCare Corp.*                                                               7
        100  Baxter International, Inc.                                                      6
        100  Becton, Dickinson and Co.                                                       7
      2,800  Boston Scientific Corp.*                                                       25
        100  Cantel Medical Corp.*                                                           2
        800  Cardiac Science Corp.*                                                          4
        400  Clinical Data, Inc.*                                                            3
        800  Conceptus, Inc.*                                                               11
      1,100  CONMED Corp.*                                                                  17
        100  Covidien Ltd.                                                                   4
      9,800  Cyberonics, Inc.*                                                             151
        500  Datascope Corp.(a)                                                             26
        500  DexCom, Inc.*                                                                   2
        100  Edwards Lifesciences Corp.*                                                     6
      1,400  ev3, Inc.*                                                                      8
        200  Exactech, Inc.*                                                                 3
        200  Greatbatch, Inc.*                                                               5
        100  Hansen Medical, Inc.*                                                          --
        100  Hill-Rom Holdings, Inc.                                                         1
        400  I-Flow Corp.*                                                                   2
        100  Insulet Corp.*                                                                  1
        100  Integra Lifesciences Holdings Corp.*                                            3
        700  IRIS International, Inc.*                                                       7
        200  Kensey Nash Corp.*                                                              4
      2,000  Masimo Corp.*                                                                  56
        100  Medtronic, Inc.                                                                 3
        600  Micrus Endovascular Corp.*                                                      7
        100  Natus Medical, Inc.*                                                            1

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,700  Nektar Therapeutics*                                                   $        7
        900  NxStage Medical, Inc.*                                                          3
        100  Orthofix International N.V.*                                                    2
      2,400  Orthovita, Inc.*                                                                7
        700  Palomar Medical Technologies, Inc.*                                             6
      1,200  Quidel Corp.*                                                                  15
        600  Sirona Dental Systems, Inc.*                                                    7
        500  Somanetics Corp.*                                                               7
        200  Sonic Innovations, Inc.*                                                       --
        600  SonoSite, Inc.*                                                                11
        600  Spectranetics Corp.*                                                            2
      1,000  Stereotaxis, Inc.*                                                              3
        800  Steris Corp.                                                                   21
        100  Stryker Corp.                                                                   4
        400  SurModics, Inc.*                                                                8
        200  Symmetry Medical, Inc.*                                                         1
        500  Synovis Life Technologies, Inc.*                                                8
        100  Thoratec Corp.*                                                                 3
        800  TomoTherapy, Inc.*                                                              2
      1,000  Varian Medical Systems, Inc.*                                                  37
        500  Vision-Sciences, Inc.*                                                          1
        200  VNUS Medical Technologies, Inc.*                                                3
      1,800  Volcano Corp.*                                                                 24
        900  ZOLL Medical Corp.*                                                            14
                                                                                    ----------
                                                                                           615
                                                                                    ----------
HEALTH CARE FACILITIES (0.1%)
      1,200  AmSurg Corp. "A"*                                                              24
      1,000  Assisted Living Concepts, Inc. "A"*                                             4
        400  Capital Senior Living Corp.*                                                    1
        400  Community Health Systems, Inc.*                                                 7
        100  Emeritus Corp.*                                                                 1
        200  Ensign Group, Inc.                                                              3
        600  Five Star Quality Care, Inc.*                                                   1
        500  Hanger Orthopedic Group, Inc.*                                                  7
        400  Health Management Associates, Inc. "A"*                                         1
      3,100  HealthSouth Corp.*                                                             31
        100  Kindred Healthcare, Inc.*                                                       1
        100  LifePoint Hospitals, Inc.*                                                      2
        500  MedCath Corp.*                                                                  3
        200  National Healthcare Corp.                                                       9
      1,500  Odyssey Healthcare, Inc.*                                                      15
        200  RehabCare Group, Inc.*                                                          3
        300  Skilled Healthcare Group, Inc. "A"*                                             3
      1,600  Stewart Enterprises, Inc. "A"                                                   6
      1,700  Sun Healthcare Group, Inc.*                                                    19
      5,700  Sunrise Senior Living, Inc.*                                                    7
      2,100  Tenet Healthcare Corp.*                                                         2
        500  U.S. Physical Therapy, Inc.*                                                    6
                                                                                    ----------
                                                                                           156
                                                                                    ----------
HEALTH CARE SERVICES (0.2%)
        200  Air Methods Corp.*                                                              4
        200  Almost Family, Inc.*                                                            6
        300  AMN Healthcare Services, Inc.*                                                  2
        200  athenahealth, Inc.*                                                             7
        400  Bio-Reference Laboratories, Inc.*                                              10
        100  CardioNet, Inc.*                                                                2
      1,900  Catalyst Health Solutions, Inc.*                                               42
        300  CorVel Corp.*                                                                   5
      1,300  Cross Country Healthcare, Inc.*                                                10
        100  Emergency Medical Services Corp. "A"*                                           3
        100  Express Scripts, Inc.*                                                          5
        200  Genoptix, Inc.*                                                                 7

================================================================================

36  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,000  Gentiva Health Services, Inc.*                                         $       25
      1,100  HMS Holdings Corp.*                                                            34
        200  IPC The Hospitalist Co., Inc.*                                                  4
        200  Landauer, Inc.                                                                 14
        100  LHC Group, Inc.*                                                                3
      2,000  Lincare Holdings, Inc.*                                                        48
        100  Medco Health Solutions, Inc.*                                                   4
        400  Nighthawk Radiology Holdings, Inc.*                                             2
        300  Providence Service Corp.*                                                       1
        100  Quest Diagnostics, Inc.                                                         5
      1,000  ResCare, Inc.*                                                                 14
        300  Virtual Radiologic Corp.*                                                       2
                                                                                    ----------
                                                                                           259
                                                                                    ----------
HEALTH CARE SUPPLIES (0.3%)
        200  Align Technology, Inc.*                                                         2
        200  Cynosure, Inc. "A"*                                                             2
      2,400  Haemonetics Corp.*                                                            142
        200  ICU Medical, Inc.*                                                              6
      2,300  Invacare Corp.                                                                 44
      7,700  Inverness Medical Innovations, Inc.*                                          188
        400  Medical Action Industries, Inc.*                                                3
      1,200  Merit Medical Systems, Inc.*                                                   19
        600  Neogen Corp.*                                                                  16
        800  OraSure Technologies, Inc.*                                                     2
      1,000  RTI Biologics, Inc.*                                                            2
        500  TranS1, Inc.*                                                                   3
                                                                                    ----------
                                                                                           429
                                                                                    ----------
HEALTH CARE TECHNOLOGY (0.1%)
      3,000  Cerner Corp.*                                                                 101
        400  Computer Programs and Systems, Inc.                                            10
      1,000  Eclipsys Corp.*                                                                 8
         55  HLTH Corp.*                                                                     1
        200  IMS Health, Inc.                                                                3
        400  MedAssets, Inc.*                                                                6
      1,400  Omnicell, Inc.*                                                                11
        700  Vital Images, Inc.*                                                             8
                                                                                    ----------
                                                                                           148
                                                                                    ----------
LIFE SCIENCES TOOLS & SERVICES (0.5%)
        500  Accelrys, Inc.*                                                                 2
        700  Accuray, Inc.*                                                                  4
      1,300  Affymetrix, Inc.*                                                               4
        300  Albany Molecular Research, Inc.*                                                3
      2,600  Arrowhead Research Corp.*                                                       2
      2,600  Bio-Rad Laboratories, Inc. "A"*                                               165
        900  Bruker Corp.*                                                                   4
      1,100  Caliper Life Sciences, Inc.*                                                    1
        500  Cambrex Corp.*                                                                  2
        300  Charles River Laboratories International, Inc.*                                 7
        100  Covance, Inc.*                                                                  4
        900  eResearch Technology, Inc.*                                                     5
      3,300  Exelixis, Inc.*                                                                16
        500  Kendle International, Inc.*                                                    10
        200  Life Sciences Research, Inc.*                                                   1
     13,134  Life Technologies Corp.*                                                      334
        300  Medivation, Inc.*                                                               6
        600  Pharmaceutical Product Development, Inc.                                       14
        500  PharmaNet Development Group, Inc.*                                              1
      1,400  Sequenom, Inc.*                                                                31
        127  Thermo Fisher Scientific, Inc.*                                                 5
        100  Waters Corp.*                                                                   4
                                                                                    ----------
                                                                                           625
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
MANAGED HEALTH CARE (0.7%)
      4,400  Aetna, Inc.                                                            $      136
        200  AMERIGROUP Corp.*                                                               6
        200  Centene Corp.*                                                                  3
     10,000  CIGNA Corp.                                                                   174
        200  Humana, Inc.*                                                                   8
     17,500  Magellan Health Services, Inc.*                                               634
        300  Triple-S Management Corp. "B"*                                                  4
        200  UnitedHealth Group, Inc.                                                        6
        500  Universal American Financial Corp.*                                             5
        100  WellCare Health Plans, Inc.*                                                    1
        876  WellPoint, Inc.*                                                               36
                                                                                    ----------
                                                                                         1,013
                                                                                    ----------
PHARMACEUTICALS (1.4%)
        100  Abbott Laboratories                                                             6
        200  Acura Pharmaceuticals, Inc.*                                                    1
        700  Adolor Corp.*                                                                   1
        500  Alexza Pharmaceuticals, Inc.*                                                   1
        100  Allergan, Inc.                                                                  4
        200  Biodel, Inc.*                                                                   1
        500  BioForm Medical, Inc.*                                                          1
        500  Biomimetic Therapeutics, Inc.*                                                  4
     24,700  Bristol-Myers Squibb Co.                                                      529
        800  Cadence Pharmaceuticals, Inc.*                                                  6
        100  Caraco Pharmaceutical Laboratories, Ltd.*                                      --
         20  CPEX Pharmaceuticals, Inc.*                                                    --
        500  Cypress Bioscience, Inc.*                                                       4
        900  DepoMed, Inc.*                                                                  2
      7,600  Discovery Laboratories, Inc.*                                                   9
      1,500  Durect Corp.*                                                                   4
        100  Eli Lilly and Co.                                                               4
      7,400  Endo Pharmaceuticals Holdings, Inc.*                                          166
        700  Forest Laboratories, Inc.*                                                     18
        800  Inspire Phamaceutical, Inc.*                                                    3
      1,600  Javelin Pharmaceuticals, Inc.*                                                  2
        100  Johnson & Johnson                                                               6
      6,900  King Pharmaceuticals, Inc.*                                                    60
        200  MAP Pharmaceuticals, Inc.*                                                      2
     10,200  Medicines Co.*                                                                131
     23,600  Medicis Pharmaceutical Corp. "A"                                               329
        122  Merck & Co., Inc.                                                               3
      1,400  MiddleBrook Pharmaceuticals, Inc.*                                              2
        300  Mylan, Inc.*                                                                    3
        400  Noven Pharmaceuticals, Inc.*                                                    4
        100  Optimer Pharmaceuticals, Inc.*                                                  1
      1,400  Pain Therapeutics, Inc.*                                                        9
      1,000  Par Pharmaceutical Companies, Inc.*                                            12
        200  Perrigo Co.                                                                     6
        100  Pfizer, Inc.                                                                    1
        300  Pozen, Inc.*                                                                    2
        200  Questcor Pharmaceuticals, Inc.*                                                 1
      2,000  Salix Pharmaceuticals Ltd.*                                                    16
         33  Schering-Plough Corp.                                                           1
      3,300  Sepracor, Inc.*                                                                50
        100  Sucampo Pharmaceuticals, Inc. "A"*                                              1
        376  Teva Pharmaceutical Industries Ltd. ADR                                        16
     13,600  Valeant Pharmaceuticals International*                                        295
      1,300  VIVUS, Inc.*                                                                    6

================================================================================

38  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        300  Warner Chilcott Ltd. "A"*                                              $        4
      6,900  Watson Pharmaceuticals, Inc.*                                                 188
                                                                                    ----------
                                                                                         1,915
                                                                                    ----------
             Total Health Care                                                           7,339
                                                                                    ----------
INDUSTRIALS (6.8%)
------------------
AEROSPACE & DEFENSE (0.5%)
        200  AeroVironment, Inc.*                                                            7
        300  Alliant Techsystems, Inc.*                                                     24
        300  American Science and Engineering, Inc.                                         23
        200  Applied Energetics, Inc.*                                                      --
        500  Applied Signal Technology, Inc.                                                 9
        200  Argon ST, Inc.*                                                                 4
        100  Ascent Solar Technologies, Inc.*                                               --
        100  Boeing Co.                                                                      4
        700  Cubic Corp.                                                                    19
        300  Curtiss-Wright Corp.                                                           10
        200  Ducommun, Inc.                                                                  4
      1,000  GenCorp, Inc.*                                                                  3
        300  General Dynamics Corp.                                                         17
      1,000  Goodrich Corp.                                                                 39
        200  HEICO Corp.                                                                     8
        500  Herley Industries, Inc.*                                                        6
      3,400  Hexcel Corp.*                                                                  28
        100  Honeywell International, Inc.                                                   3
      1,100  Kaman Corp.                                                                    21
        300  Ladish Co., Inc.*                                                               3
        300  LMI Aerospace, Inc.*                                                            3
        100  Lockheed Martin Corp.                                                           8
      2,000  Northrop Grumman Corp.                                                         96
      8,700  Orbital Sciences Corp.*                                                       146
        100  Raytheon Co.                                                                    5
      7,100  Spirit AeroSystems Holdings, Inc. "A"*                                         97
        100  Stanley, Inc.*                                                                  3
      1,300  TASER International, Inc.*                                                      7
        200  TransDigm Group, Inc.*                                                          7
        100  United Technologies Corp.                                                       5
                                                                                    ----------
                                                                                           609
                                                                                    ----------
AIR FREIGHT & LOGISTICS (0.1%)
        100  Atlas Air Worldwide Holdings, Inc.*                                             2
        400  Dynamex, Inc.*                                                                  4
     12,700  Pacer International, Inc.                                                     109
        100  Park-Ohio Holdings Corp.*                                                      --
        100  United Parcel Service, Inc. "B"                                                 4
      1,500  UTi Worldwide, Inc.                                                            17
                                                                                    ----------
                                                                                           136
                                                                                    ----------
AIRLINES (0.3%)
      2,200  AirTran Holdings, Inc.*                                                         9
        800  Alaska Air Group, Inc.*                                                        21
      2,500  Allegiant Travel Co.*                                                          89
        200  AMR Corp.*                                                                      1
        200  Continental Airlines, Inc. "B"*                                                 3
        900  Copa Holdings S.A. "A"                                                         24
      2,000  Delta Air Lines, Inc.*                                                         14
        800  Hawaiian Holdings, Inc.*                                                        3
     41,000  JetBlue Airways Corp.*                                                        231
      5,000  Republic Airways Holdings, Inc.*                                               41
        100  SkyWest, Inc.                                                                   1
        400  Southwest Airlines Co.                                                          3
        300  UAL Corp.*                                                                      3
      2,700  US Airways Group, Inc.*                                                        15
                                                                                    ----------
                                                                                           458
                                                                                    ----------
BUILDING PRODUCTS (0.4%)
      1,300  AAON, Inc.                                                                     24
        400  American Woodmark Corp.                                                         6
      1,200  Apogee Enterprises, Inc.                                                       12
        500  Builders FirstSource, Inc.*                                                     1
     34,100  Griffon Corp.*                                                                339
        600  Insteel Industries, Inc.                                                        5

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        700  Quanex Building Products Corp.                                         $        6
      2,900  Simpson Manufacturing Co., Inc.                                                58
      2,400  Trex Co., Inc.*                                                                35
        200  USG Corp.*                                                                      1
                                                                                    ----------
                                                                                           487
                                                                                    ----------
COMMERCIAL PRINTING (0.0%)
        405  Bowne & Co., Inc.                                                               1
        800  Cenveo, Inc.*                                                                   3
        700  Deluxe Corp.                                                                    8
        200  Ennis, Inc.                                                                     2
        600  InnerWorkings, Inc.*                                                            2
        400  Multi-Color Corp.                                                               5
                                                                                    ----------
                                                                                            21
                                                                                    ----------
CONSTRUCTION & ENGINEERING (0.4%)
        200  Baker Michael Corp.*                                                            7
        100  EMCOR Group, Inc.*                                                              2
        200  Fluor Corp.                                                                     8
        800  Foster Wheeler Ltd.*                                                           16
        700  Furmanite Corp.*                                                                3
      1,800  Granite Construction, Inc.                                                     63
        700  Great Lakes Dredge & Dock Corp.                                                 2
        500  Insituform Technologies, Inc. "A"*                                              9
        300  Integrated Electrical Services, Inc.*                                           3
        100  Jacobs Engineering Group, Inc.*                                                 4
      3,000  KBR, Inc.                                                                      43
     20,900  MasTec, Inc.*                                                                 222
        400  Northwest Pipe Co.*                                                            14
        100  Orion Marine Group, Inc.*                                                       1
      1,200  Pike Electric Corp.*                                                           14
      3,500  Shaw Group, Inc.*                                                              97
        400  Sterling Construction Co., Inc.*                                                7
                                                                                    ----------
                                                                                           515
                                                                                    ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
      1,100  Accuride Corp.*                                                                --
      6,600  AGCO Corp.*                                                                   140
      1,400  Blount International, Inc.*                                                    12
      1,400  Bucyrus International, Inc.                                                    22
        100  Caterpillar, Inc.                                                               3
        500  Commercial Vehicle Group, Inc.*                                                 1
      1,100  Cummins, Inc.                                                                  26
     22,400  Federal Signal Corp.                                                          151
      1,400  Force Protection, Inc.*                                                         8
        200  Greenbrier Companies, Inc.                                                      1
      2,100  Joy Global, Inc.                                                               44
        100  Lindsay Corp.                                                                   3
        500  Manitowoc Co., Inc.                                                             3
        700  Oshkosh Corp.                                                                   5
        100  Titan Machinery, Inc.*                                                          1
        100  Twin Disc, Inc.                                                                 1
        500  Wabash National Corp.                                                           1
      1,600  Westinghouse Air Brake Technologies Corp.                                      48
                                                                                    ----------
                                                                                           470
                                                                                    ----------
DIVERSIFIED SUPPORT SERVICES (0.0%)
        300  PRG-Schultz International, Inc.*                                                1
        800  Viad Corp.                                                                     18
                                                                                    ----------
                                                                                            19
                                                                                    ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        100  Acuity Brands, Inc.                                                             3
        800  Advanced Battery Technology, Inc.*                                              2
        100  American Superconductor Corp.*                                                  2
      5,900  Belden, Inc.                                                                   77
        200  Coleman Cable, Inc.*                                                            1
        100  Emerson Electric Co.                                                            3
        700  Encore Wire Corp.                                                              12
        100  Energy Conversion Devices, Inc.*                                                2

================================================================================

40  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        700  EnerSys*                                                               $        6
      1,300  Evergreen Solar, Inc.*                                                          3
      1,400  FuelCell Energy, Inc.*                                                          5
        100  Fushi Copperweld, Inc.*                                                        --
        100  GrafTech International Ltd.*                                                    1
        600  GT Solar International, Inc.*                                                   2
        200  Harbin Electric, Inc.*                                                          1
        100  Hubbell, Inc. "B"                                                               3
        500  La Barge, Inc.*                                                                 6
      1,200  Medis Technologies Ltd.*                                                        1
      1,400  Microvision, Inc.*                                                              2
        200  Orion Energy Systems, Inc.*                                                     1
        100  Polypore International, Inc.*                                                   1
        300  Powell Industries, Inc.*                                                        7
        100  Preformed Line Products Co.                                                     3
        155  SunPower Corp. "A"*                                                             5
        274  SunPower Corp. "B"*                                                             7
        600  Tecumseh Products Co. "A"*                                                      5
        100  Ultralife Corp.*                                                                1
        400  Vicor Corp.                                                                     2
      1,100  Woodward Governor Co.                                                          23
                                                                                    ----------
                                                                                           187
                                                                                    ----------
ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
     39,700  ABM Industries, Inc.                                                          589
        600  Energy Solutions, Inc.                                                          3
        200  Fuel Tech, Inc.*                                                                2
      6,000  Republic Services, Inc.                                                       155
      3,000  Rollins, Inc.                                                                  47
        400  Standard Packaging Corp.*                                                       8
        800  Team, Inc.*                                                                    16
        200  Waste Connections, Inc.*                                                        6
      5,900  Waste Management, Inc.                                                        184
                                                                                    ----------
                                                                                         1,010
                                                                                    ----------
HEAVY ELECTRICAL EQUIPMENT (0.0%)
        100  AZZ, Inc.*                                                                      2
      6,400  Capstone Turbine Corp.*                                                         6
        200  Comverge, Inc.*                                                                 1
        300  PowerSecure International, Inc.*                                                1
                                                                                    ----------
                                                                                            10
                                                                                    ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
        300  CDI Corp.                                                                       3
        200  Heidrick & Struggles International, Inc.                                        3
        400  Hudson Highland Group, Inc.*                                                    1
      1,000  Kforce, Inc.*                                                                   6
        800  Korn/Ferry International*                                                       8
          2  Manpower, Inc.                                                                 --
        500  Monster Worldwide, Inc.*                                                        5
        700  On Assignment, Inc.*                                                            3
        700  Robert Half International, Inc.                                                12
        800  Spherion Corp.*                                                                 1
        400  TrueBlue, Inc.*                                                                 3
        100  Volt Information Sciences, Inc.*                                                1
                                                                                    ----------
                                                                                            46
                                                                                    ----------
INDUSTRIAL CONGLOMERATES (0.3%)
        300  General Electric Co.                                                            4
        300  Lydall, Inc.*                                                                   1
        800  McDermott International, Inc.*                                                  8
      1,300  Otter Tail Corp.                                                               26
        700  Raven Industries, Inc.                                                         15
     11,500  Standex International Corp.                                                   177
        100  Textron, Inc.                                                                   1
      8,600  Tredegar Corp.                                                                142
        700  Tyco International Ltd.                                                        15
        100  Walter Industries, Inc.                                                         2
                                                                                    ----------
                                                                                           391
                                                                                    ----------
INDUSTRIAL MACHINERY (1.7%)
        800  3D Systems Corp.*                                                               5

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  Actuant Corp. "A"                                                      $        2
      1,100  Altra Holdings, Inc.*                                                           8
        100  Ampco-Pittsburgh Corp.                                                          2
        400  Axsys Technologies, Inc.*                                                      17
        500  Badger Meter, Inc.                                                             12
        100  Barnes Group, Inc.                                                              1
     24,900  Briggs & Stratton Corp.                                                       368
        500  China Fire & Security Group, Inc.*                                              3
        100  CIRCOR International, Inc.                                                      2
        200  CLARCOR, Inc.                                                                   6
        400  Colfax Corp.*                                                                   4
     30,900  Crane Co.                                                                     538
        100  Dynamic Materials Corp.                                                         1
        100  EnPro Industries, Inc.*                                                         2
        300  Flanders Corp.*                                                                 1
        600  Flow International Corp.*                                                       1
        300  Flowserve Corp.                                                                16
        900  Gardner Denver, Inc.*                                                          20
      8,900  Gorman-Rupp Co.                                                               228
     16,400  Graco, Inc.                                                                   349
     17,900  Harsco Corp.                                                                  424
        200  Hurco Companies, Inc.*                                                          3
        100  Illinois Tool Works, Inc.                                                       3
      3,084  Ingersoll-Rand Co. Ltd. "A"                                                    50
         64  John Bean Technologies Corp.                                                    1
        100  K-Tron International, Inc.*                                                     7
        600  Kadant, Inc.*                                                                   6
        100  Kaydon Corp.                                                                    3
      1,100  Kennametal, Inc.                                                               18
        200  Key Technology, Inc.*                                                           3
        200  L.B. Foster Co. "A"*                                                            5
        219  Middleby Corp.*                                                                 5
      4,100  Mueller Water Products, Inc. "A"                                               28
        300  NN, Inc.                                                                        1
        100  Omega Flex, Inc.                                                                1
        100  Parker-Hannifin Corp.                                                           4
        200  PMFG, Inc.*                                                                     1
        900  RBC Bearings, Inc.*                                                            16
        500  Sun Hydraulics Corp.                                                            8
        500  Thermadyne Holdings Corp.*                                                      2
      6,000  Timken Co.                                                                     89
        300  TriMas Corp.*                                                                  --
      2,100  Watts Water Technologies, Inc. "A"                                             47
                                                                                    ----------
                                                                                         2,311
                                                                                    ----------
MARINE (0.2%)
        700  Alexander & Baldwin, Inc.                                                      15
        600  American Commercial Lines, Inc.*                                                2
        100  Eagle Bulk Shipping, Inc.                                                       1
        100  Genco Shipping & Trading Ltd.                                                   2
        600  Horizon Lines, Inc. "A"                                                         2
      7,600  Kirby Corp.*                                                                  182
        100  TBS International Ltd. "A"*                                                     1
        400  Ultrapetrol Bahamas Ltd.*                                                       1
                                                                                    ----------
                                                                                           206
                                                                                    ----------
MARINE PORTS & SERVICES (0.0%)
        200  CAI International, Inc.*                                                       --
                                                                                    ----------
OFFICE SERVICES & SUPPLIES (0.2%)
        600  ACCO Brands Corp.*                                                              1
      6,600  Brady Corp. "A"                                                               138
      6,300  Herman Miller, Inc.                                                            69
        300  HNI Corp.                                                                       4
        200  ICT Group, Inc.*                                                                1
        200  Pitney Bowes, Inc.                                                              5
        100  Steelcase, Inc. "A"                                                            --
                                                                                    ----------
                                                                                           218
                                                                                    ----------
RAILROADS (0.3%)
        200  CSX Corp.                                                                       6
     13,300  Genesee & Wyoming, Inc. "A"*                                                  361
        100  Norfolk Southern Corp.                                                          4
        100  Union Pacific Corp.                                                             4
                                                                                    ----------
                                                                                           375
                                                                                    ----------

================================================================================

42  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
RESEARCH & CONSULTING SERVICES (0.1%)
        700  CBIZ, Inc.*                                                            $        6
        300  China Direct, Inc.*                                                            --
        400  CoStar Group, Inc.*                                                            12
        500  CRA International, Inc.*                                                       10
        100  Duff & Phelps Corp. "A"*                                                        1
        600  Exponent, Inc.*                                                                15
        400  FTI Consulting, Inc.*                                                          16
        100  Hill International, Inc.*                                                       1
        100  ICF International, Inc.*                                                        2
        500  LECG Corp.*                                                                     2
      1,900  Odyssey Marine Exploration, Inc.*                                               8
        100  VSE Corp.                                                                       3
                                                                                    ----------
                                                                                            76
                                                                                    ----------
SECURITY & ALARM SERVICES (0.2%)
      8,100  Brink's Co.                                                                   214
        500  Cornell Companies, Inc.*                                                        7
        400  GeoEye, Inc.*                                                                   7
        200  Protection One, Inc.*                                                           1
                                                                                    ----------
                                                                                           229
                                                                                    ----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
      1,000  Aceto Corp.                                                                     9
        800  Aircastle Ltd.                                                                  3
        900  Applied Industrial Technologies, Inc.                                          14
      6,300  Beacon Roofing Supply, Inc.*                                                   80
        100  DXP Enterprises, Inc.*                                                          1
        900  Electro Rent Corp.                                                              9
        100  Fastenal Co.                                                                    3
      2,500  GATX Corp.                                                                     60
        100  Houston Wire & Cable Co.                                                        1
        200  Interline Brands, Inc.*                                                         2
        200  MSC Industrial Direct Co., Inc. "A"                                             7
        400  RSC Holdings, Inc.*                                                             3
      1,200  Rush Enterprises, Inc. "A"*                                                    11
        100  TAL International Group, Inc.                                                   1
        300  Textainer Group Holding Ltd.                                                    3
      1,900  United Rentals, Inc.*                                                          11
      3,300  Watsco, Inc.                                                                  109
                                                                                    ----------
                                                                                           327
                                                                                    ----------
TRUCKING (0.8%)
      3,500  Avis Budget Group, Inc.*                                                        2
        900  Celadon Group, Inc.*                                                            7
        900  Dollar Thrifty Automotive Group, Inc.*                                          1
     17,800  HeartLand Express, Inc.                                                       240
        725  Hertz Global Holdings, Inc.*                                                    4
     25,102  Knight Transportation, Inc.                                                   335
        600  Marten Transport Ltd.*                                                         11
        600  Saia, Inc.*                                                                     6
        200  Universal Truckload Services, Inc.*                                             2
     32,000  Werner Enterprises, Inc.                                                      480
        400  YRC Worldwide, Inc.*                                                            1
                                                                                    ----------
                                                                                         1,089
                                                                                    ----------
             Total Industrials                                                           9,190
                                                                                    ----------
INFORMATION TECHNOLOGY (6.4%)
-----------------------------
APPLICATION SOFTWARE (0.7%)
        239  Actuate Corp.*                                                                  1
        500  Advent Software, Inc.*                                                         11
        500  Amdocs Ltd.*                                                                    8
        400  American Software, Inc.                                                         2
      1,772  ANSYS, Inc.*                                                                   44
      3,600  Autodesk, Inc.*                                                                60
        900  Bottomline Technologies, Inc.*                                                  6
        400  Cadence Design Systems, Inc.*                                                   1
        500  Callidus Software, Inc.*                                                        1
      7,800  Compuware Corp.*                                                               51
        900  Concur Technologies, Inc.*                                                     22
        300  Deltek, Inc.*                                                                   1
        142  Digimarc Corp.*                                                                 1

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,400  Entrust, Inc.*                                                         $        2
      1,000  Epicor Software Corp.*                                                          3
      1,200  Epiq Systems, Inc.*                                                            21
        100  Fair Isaac Corp.                                                                1
        300  Gerber Scientific, Inc.*                                                        1
        200  Guidance Software, Inc.*                                                        1
        600  Interactive Intelligence, Inc.*                                                 4
        600  JDA Software Group, Inc.*                                                       7
        100  Kenexa Corp.*                                                                   1
      2,300  Lawson Software Americas, Inc.*                                                10
      1,000  Magma Design Automation, Inc.*                                                  1
      1,000  Manhattan Associates, Inc.*                                                    15
      1,600  Mentor Graphics Corp.*                                                          7
        300  Monotype Imaging Holdings, Inc.*                                                2
      2,000  MSC Software Corp.*                                                            12
        300  NetScout Systems, Inc.*                                                         4
      1,900  OpenTV Corp. "A"*                                                               2
        500  Opnet Technologies, Inc.*                                                       4
        200  PROS Holdings, Inc.*                                                            1
        300  QAD, Inc.                                                                       1
      5,596  Quest Software, Inc.*                                                          70
        100  Smith Micro Software, Inc.*                                                     1
        400  Solera Holdings, Inc.*                                                         10
        500  Sonic Solutions, Inc.*                                                          1
        800  SPSS, Inc.*                                                                    20
        600  SuccessFactors, Inc.*                                                           4
        100  Synchronoss Technologies, Inc.*                                                 1
      1,600  Synopsys, Inc.*                                                                30
      1,000  Taleo Corp. "A"*                                                                8
      3,700  TIBCO Software, Inc.*                                                          20
     36,200  Tyler Technologies, Inc.*                                                     456
      1,000  Ultimate Software Group, Inc.*                                                 14
        300  Unica Corp.*                                                                    1
                                                                                    ----------
                                                                                           945
                                                                                    ----------
COMMUNICATIONS EQUIPMENT (0.8%)
      7,300  3Com Corp.*                                                                    17
        500  Acme Packet, Inc.*                                                              2
      2,200  Adaptec, Inc.*                                                                  6
        100  ADC Telecommunications, Inc.*                                                   1
        500  Airvana, Inc.*                                                                  3
     26,000  Arris Group, Inc.*                                                            185
        900  Aruba Networks, Inc.*                                                           2
        200  Audiovox Corp. "A"*                                                             1
      1,500  Bel Fuse, Inc. "B"                                                             23
        400  Black Box Corp.                                                                 9
      3,000  Bookham, Inc.*                                                                  1
      1,200  Ciena Corp.*                                                                    8
        100  Cisco Systems, Inc.*                                                            2
        100  Cogo Group, Inc.*                                                               1
      6,700  Corning, Inc.                                                                  68
      5,100  Dycom Industries, Inc.*                                                        35
      1,400  Echelon Corp.*                                                                 10
        700  EMS Technologies, Inc.*                                                        17
      1,400  Extreme Networks, Inc.*                                                         2
      8,100  F5 Networks, Inc.*                                                            180
      3,130  Finisar Corp.*                                                                  2
        500  Globecomm Systems, Inc.*                                                        3
      1,700  Harmonic, Inc.*                                                                 9
        500  Harris Stratex Networks, Inc. "A"*                                              3
      3,700  Infinera Corp.*                                                                25
      9,500  InterDigital, Inc.*                                                           307
      2,200  Ixia*                                                                          12
        300  JDS Uniphase Corp.*                                                             1
        100  Juniper Networks, Inc.*                                                         1
        500  Loral Space & Communications, Inc.*                                             7
      3,100  Motorola, Inc.                                                                 14
        400  Neutral Tandem, Inc.*                                                           6
      1,700  Nextwave Wireless, Inc.*                                                       --
        200  Oplink Communications, Inc.*                                                    1
        300  Opnext, Inc.*                                                                   1
        300  Parkervision, Inc.*                                                             1
        200  PCTEL, Inc.                                                                     1

================================================================================

44  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        700  Plantronics, Inc.                                                      $        7
      3,200  Powerwave Technologies, Inc.*                                                   1
        400  Riverbed Technology, Inc.*                                                      4
        300  SeaChange International, Inc.*                                                  2
        800  ShoreTel, Inc.*                                                                 3
      9,100  Sonus Networks, Inc.*                                                          12
      3,500  Sycamore Networks, Inc.*                                                        8
        900  Symmetricom, Inc.*                                                              3
      2,400  Tekelec*                                                                       30
        600  Tellabs, Inc.*                                                                  2
      2,300  UTStarcom, Inc.*                                                                3
                                                                                    ----------
                                                                                         1,042
                                                                                    ----------
COMPUTER HARDWARE (0.3%)
        500  3PAR, Inc.*                                                                     4
        100  Apple, Inc.*                                                                    9
        900  Avid Technology, Inc.*                                                          9
        600  Cray, Inc.*                                                                     1
        700  Data Domain, Inc.*                                                              9
      1,100  Dell, Inc.*                                                                    10
        100  Hewlett-Packard Co.                                                             3
        100  International Business Machines Corp.                                           9
        600  Isilon Systems, Inc.*                                                           2
     25,100  NCR Corp.*                                                                    315
        200  Palm, Inc.*                                                                     2
        800  Stratasys, Inc.*                                                                9
      1,000  Sun Microsystems, Inc.*                                                         4
        200  Super Micro Computer, Inc.*                                                     1
        600  Teradata Corp.*                                                                 8
                                                                                    ----------
                                                                                           395
                                                                                    ----------
COMPUTER STORAGE & PERIPHERALS (0.9%)
        300  Compellent Technologies, Inc.*                                                  3
      1,200  Emulex Corp.*                                                                   7
        300  Hutchinson Technology, Inc.*                                                    1
      1,300  Hypercom Corp.*                                                                 2
        500  Immersion Corp.*                                                                2
      9,900  Intermec, Inc.*                                                               123
        100  Intevac, Inc.*                                                                 --
      2,600  Lexmark International, Inc. "A"*                                               61
        200  NetApp, Inc.*                                                                   3
        600  Netezza Corp.*                                                                  4
        100  Novatel Wireless, Inc.*                                                         1
        500  Presstek, Inc.*                                                                 1
     46,900  QLogic Corp.*                                                                 531
        200  Rackable Systems, Inc.*                                                         1
        400  Rimage Corp.*                                                                   5
        700  Seagate Technology                                                              3
        600  STEC, Inc.*                                                                     3
      6,404  Synaptics, Inc.*                                                              151
     20,700  Western Digital Corp.*                                                        304
                                                                                    ----------
                                                                                         1,206
                                                                                    ----------
DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
        100  Automatic Data Processing, Inc.                                                 4
      2,300  Broadridge Financial Solutions, Inc.                                           31
        200  Cass Information Systems, Inc.                                                  5
        300  Computer Sciences Corp.*                                                       11
        100  Convergys Corp.*                                                                1
        600  ExlService Holdings, Inc.*                                                      5
        900  Genpact Ltd.*                                                                   7
        400  Gevity HR, Inc.                                                                 1
        700  Global Cash Access Holdings, Inc.*                                              2
        600  Global Payments, Inc.                                                          21
        200  Heartland Payment Systems, Inc.                                                 2
        600  infoGROUP, Inc.                                                                 2
      2,500  Lender Processing Services, Inc.                                               65
        400  Metavante Technologies, Inc.*                                                   6
        300  Paychex, Inc.                                                                   7

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        900  TNS, Inc.*                                                             $        7
      8,400  Total System Services, Inc.                                                   106
        400  VeriFone Holdings, Inc.*                                                        2
        600  Visa, Inc. "A"                                                                 29
        200  Western Union Co.                                                               3
                                                                                    ----------
                                                                                           317
                                                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
        200  Amphenol Corp. "A"                                                              5
        700  AVX Corp.                                                                       6
      2,100  Checkpoint Systems, Inc.*                                                      19
     26,000  Cogent, Inc.*                                                                 303
        400  CPI International, Inc.*                                                        3
      5,200  Dolby Laboratories, Inc. "A"*                                                 133
        700  DTS, Inc.*                                                                     10
        500  Electro Scientific Industries, Inc.*                                            3
        700  FARO Technologies, Inc.*                                                       10
        200  FLIR Systems, Inc.*                                                             5
        900  Franklin Electric Co., Inc.                                                    23
        400  ICx Technologies, Inc.*                                                         2
        500  IPG Photonics Corp.*                                                            5
      1,300  Kopin Corp.*                                                                    2
        100  L-1 Identity Solutions, Inc.*                                                   1
        800  Littelfuse, Inc.*                                                              12
        600  Maxwell Technologies, Inc.*                                                     3
        300  Measurement Specialties, Inc.*                                                  2
        700  MTS Systems Corp.                                                              18
      1,600  Newport Corp.*                                                                  9
        700  OSI Systems, Inc.*                                                             10
        200  Rogers Corp.*                                                                   5
        500  Technitrol, Inc.                                                                1
      1,100  Universal Display Corp.*                                                        8
                                                                                    ----------
                                                                                           598
                                                                                    ----------
ELECTRONIC MANUFACTURING SERVICES (0.6%)
     61,600  Benchmark Electronics, Inc.*                                                  723
        700  CTS Corp.                                                                       4
      3,700  Jabil Circuit, Inc.                                                            21
      1,600  KEMET Corp.*                                                                   --
        700  Methode Electronics, Inc.                                                       3
        100  Multi-Fineline Electronix, Inc.*                                                2
        900  Park Electrochemical Corp.                                                     16
     11,800  Sanmina-SCI Corp.*                                                              4
        800  Smart Modular Technologies, Inc.*                                               1
        800  TTM Technologies, Inc.*                                                         5
      5,900  Tyco Electronics Ltd.                                                          84
                                                                                    ----------
                                                                                           863
                                                                                    ----------
HOME ENTERTAINMENT SOFTWARE (0.0%)
        800  Activision Blizzard, Inc.*                                                      7
      5,700  Take-Two Interactive Software, Inc.                                            40
      1,200  THQ, Inc.*                                                                      5
                                                                                    ----------
                                                                                            52
                                                                                    ----------
INTERNET SOFTWARE & SERVICES (0.5%)
      3,500  Ariba, Inc.*                                                                   27
      3,100  Art Technology Group, Inc.*                                                     5
      4,800  AsiaInfo Holdings, Inc.*                                                       42
        400  Bankrate, Inc.*                                                                13
        100  Bidz.com, Inc.*                                                                --
        500  Chordiant Software, Inc.*                                                       1
        700  comScore, Inc.*                                                                 9
        500  Constant Contact, Inc.*                                                         8
        300  Dice Holdings, Inc.*                                                            1
      4,000  Digital River, Inc.*                                                           99
        500  DivX, Inc.*                                                                     3
        200  eBay, Inc.*                                                                     2
        100  Google, Inc. "A"*                                                              34
      1,100  HSW International, Inc.*                                                        -
        600  InfoSpace, Inc.*                                                                5
        900  Internap Network Services Corp.*                                                2
        500  Internet Brands, Inc.*                                                          2
        600  Internet Capital Group, Inc.*                                                   3

================================================================================

46  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      2,100  Interwoven, Inc.*                                                      $       33
        500  Limelight Networks, Inc.*                                                       2
        600  Liquidity Services, Inc.*                                                       4
      1,000  Loopnet, Inc.*                                                                  6
        500  Marchex, Inc. "B"                                                               2
        800  ModusLink Global Solutions, Inc.*                                               2
      2,700  Move, Inc.*                                                                     5
        800  NIC, Inc.                                                                       4
        100  Omniture, Inc.*                                                                 1
        500  Online Resources Corp.*                                                         2
        500  Perficient, Inc.*                                                               2
      1,600  RealNetworks, Inc.*                                                             4
      1,200  S1 Corp.*                                                                       8
      7,700  Sohu.com, Inc.*                                                               305
      1,000  SonicWALL, Inc.*                                                                4
        800  SupportSoft, Inc.*                                                              2
        800  Switch & Data Facilities Co., Inc.*                                             5
      1,400  TeleCommunication Systems, Inc. "A"*                                           10
      1,000  Terremark Worldwide, Inc.*                                                      3
        400  TheStreet.com, Inc.                                                             1
        286  United Online, Inc.                                                             2
        300  Vignette Corp.*                                                                 2
      1,600  VistaPrint Ltd.*                                                               37
        700  Vocus, Inc.*                                                                   11
        500  Web Com Group, Inc.*                                                            1
        300  Yahoo!, Inc.*                                                                   4
                                                                                    ----------
                                                                                           718
                                                                                    ----------
IT CONSULTING & OTHER SERVICES (0.5%)
        100  Accenture Ltd. "A"                                                              3
     22,463  Acxiom Corp.                                                                  214
        100  CACI International, Inc. "A"*                                                   5
        800  China Information Security Technology, Inc.*                                    2
      1,000  CIBER, Inc.*                                                                    4
        600  Forrester Research, Inc.*                                                      13
     19,300  Gartner, Inc.*                                                                273
        700  Hackett Group, Inc.*                                                            2
        400  iGATE Corp.*                                                                    2
        800  Integral Systems, Inc.*                                                         9
        100  Maximus, Inc.                                                                   4
      5,300  MPS Group, Inc.*                                                               32
        300  NCI, Inc. "A"*                                                                  9
        700  Ness Technologies, Inc.*                                                        3
      1,100  RightNow Technologies, Inc.*                                                    6
      1,500  Sapient Corp.*                                                                  6
      1,400  Sykes Enterprises, Inc.*                                                       23
      1,600  Unisys Corp.*                                                                   1
        200  Virtusa Corp.*                                                                  2
                                                                                    ----------
                                                                                           613
                                                                                    ----------
OFFICE ELECTRONICS (0.0%)
      2,100  Xerox Corp.                                                                    14
                                                                                    ----------
SEMICONDUCTOR EQUIPMENT (0.2%)
      1,300  Advanced Energy Industries, Inc.*                                              12
        400  Applied Materials, Inc.                                                         4
      2,700  Asyst Technologies, Inc.*                                                       1
      4,500  Axcelis Technologies, Inc.*                                                     1
      1,200  Brooks Automation, Inc.*                                                        5
        200  Cabot Microelectronics Corp.*                                                   5
        400  Cohu, Inc.                                                                      4
        700  Cymer, Inc.*                                                                   14
      3,200  Emcore Corp.*                                                                   4
      1,900  Entegris, Inc.*                                                                 3
        200  KLA-Tencor Corp.                                                                4
      1,200  Kulicke & Soffa Industries, Inc.*                                               2
        500  Lam Research Corp.*                                                            10
      4,100  LTX-Credence Corp.*                                                             1
      1,100  Mattson Technology, Inc.*                                                       1
        300  MEMC Electronic Materials, Inc.*                                                4
      1,000  Photronics, Inc.*                                                               2
        200  Rubicon Technology, Inc.*                                                       1
        600  Rudolph Technologies, Inc.*                                                     2

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  47

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        400  Semitool, Inc.*                                                        $        1
      1,300  Teradyne, Inc.*                                                                 6
      1,500  Tessera Technologies, Inc.*                                                    18
        400  Ultra Clean Holdings, Inc.*                                                    --
      2,400  Ultratech, Inc.*                                                               27
      2,900  Varian Semiconductor Equipment Associates, Inc.*                               55
        600  Veeco Instruments, Inc.*                                                        3
                                                                                    ----------
                                                                                           190
                                                                                    ----------
SEMICONDUCTORS (0.3%)
        400  Actel Corp.*                                                                    4
        800  Advanced Analogic Technologies, Inc.*                                           2
        800  Advanced Micro Devices, Inc.*                                                   2
      2,000  Amkor Technology, Inc.*                                                         5
      1,100  ANADIGICS, Inc.*                                                                2
        300  Analog Devices, Inc.                                                            6
      1,200  Applied Micro Circuits Corp.*                                                   5
        600  Atmel Corp.*                                                                    2
        100  Cavium Networks, Inc.*                                                          1
        800  Ceva, Inc.*                                                                     5
      1,200  Cirrus Logic, Inc.*                                                             3
        400  Cree, Inc.*                                                                     8
      1,000  Cypress Semiconductor Corp.*                                                    4
        100  Diodes, Inc.*                                                                   1
        400  Entropic Communications, Inc.*                                                 --
        700  Exar Corp.*                                                                     5
        200  Fairchild Semiconductor International, Inc.*                                    1
        400  Hittite Microwave Corp.*                                                       10
        300  Integrated Device Technology, Inc.*                                             2
        200  Intel Corp.                                                                     3
        200  International Rectifier Corp.*                                                  3
        600  Intersil Corp. "A"                                                              6
        400  IXYS Corp.                                                                      3
      4,600  Lattice Semiconductor Corp.*                                                    7
        200  Linear Technology Corp.                                                         5
        900  LSI Corp.*                                                                      3
      2,200  Marvell Technology Group Ltd.*                                                 16
      2,600  Micrel, Inc.                                                                   20
        200  Microchip Technology, Inc.                                                      4
      1,000  Micron Technology, Inc.*                                                        4
        900  Microtune, Inc.*                                                                2
      1,000  MIPS Technologies, Inc.*                                                        2
        700  Monolithic Power Systems, Inc.*                                                 8
        100  NetLogic Microsystems, Inc.*                                                    2
        100  NVE Corp.*                                                                      3
        200  NVIDIA Corp.*                                                                   2
      1,000  OmniVision Technologies, Inc.*                                                  7
     27,400  ON Semiconductor Corp.*                                                       114
        200  Pericom Semiconductor Corp.*                                                    1
        600  PLX Technology, Inc.*                                                           1
      4,000  PMC-Sierra, Inc.*                                                              19
        300  Power Integrations, Inc.                                                        6
      5,800  RF Micro Devices, Inc.*                                                         6
        100  Sigma Designs, Inc.*                                                            1
      1,400  Silicon Image, Inc.*                                                            5
        600  Silicon Laboratories, Inc.*                                                    14
      1,400  Silicon Storage Technology, Inc.*                                               3
      2,500  SiRF Technology Holdings, Inc.*                                                 3
      3,000  Skyworks Solutions, Inc.*                                                      13
      4,500  Spansion, Inc. "A"*                                                             -
        900  Standard Microsystems Corp.*                                                   12
      4,700  STMicroelectronics N.V.                                                        24
        500  Supertex, Inc.*                                                                11

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48  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        600  Techwell, Inc.*                                                        $        3
        200  Texas Instruments, Inc.                                                         3
      1,200  Trident Microsystems, Inc.*                                                     2
      1,500  TriQuint Semiconductor, Inc.*                                                   3
      1,100  Volterra Semiconductor Corp.*                                                   8
      4,800  Zoran Corp.*                                                                   28
                                                                                    ----------
                                                                                           448
                                                                                    ----------
SYSTEMS SOFTWARE (0.8%)
        200  ArcSight, Inc.*                                                                 2
        200  BMC Software, Inc.*                                                             5
      1,700  CommVault Systems, Inc.*                                                       23
        800  DemandTec, Inc.*                                                                5
        700  Double-Take Software, Inc.*                                                     5
        700  FalconStor Software, Inc.*                                                      2
        100  Macrovision Solutions Corp.*                                                    1
        100  McAfee, Inc.*                                                                   3
      8,200  MICROS Systems, Inc.*                                                         118
     39,900  Microsoft Corp.                                                               682
        500  Novell, Inc.*                                                                   2
        100  Oracle Corp.*                                                                   2
      1,200  Phoenix Technologies Ltd.*                                                      3
        800  Quality Systems, Inc.                                                          30
        500  Radiant Systems, Inc.*                                                          2
        900  Red Hat, Inc.*                                                                 13
        400  Sourcefire, Inc.*                                                               3
      1,300  Sybase, Inc.*                                                                  35
        500  Symantec Corp.*                                                                 8
        100  VASCO Data Security International, Inc.*                                        1
      1,600  VMware, Inc. "A"*                                                              33
      9,200  Wind River Systems, Inc.*                                                      73
                                                                                    ----------
                                                                                         1,051
                                                                                    ----------
TECHNOLOGY DISTRIBUTORS (0.1%)
        400  Agilysys, Inc.                                                                  2
        500  Avnet, Inc.*                                                                   10
        900  Brightpoint, Inc.*                                                              4
     13,400  Ingram Micro, Inc. "A"*                                                       164
      1,000  Insight Enterprises, Inc.*                                                      5
        100  SYNNEX Corp.*                                                                   2
        300  TechTarget, Inc.*                                                               1
                                                                                    ----------
                                                                                           188
                                                                                    ----------
             Total Information Technology                                                8,640
                                                                                    ----------
MATERIALS (1.7%)
----------------
COMMODITY CHEMICALS (0.0%)
      1,600  Calgon Carbon Corp.*                                                           20
        400  Innophos Holdings, Inc.                                                         6
      1,000  NL Industries, Inc.                                                            11
        500  Spartech Corp.                                                                  2
      1,300  Westlake Chemical Corp.                                                        18
                                                                                    ----------
                                                                                            57
                                                                                    ----------
CONSTRUCTION MATERIALS (0.2%)
        100  Eagle Materials, Inc.                                                           2
        200  Headwaters, Inc.*                                                               1
        200  Martin Marietta Materials, Inc.                                                16
      9,000  Texas Industries, Inc.                                                        204
        700  U.S. Concrete, Inc.*                                                            2
        400  Vulcan Materials Co.                                                           20
                                                                                    ----------
                                                                                           245
                                                                                    ----------
DIVERSIFIED CHEMICALS (0.2%)
          9  Ashland, Inc.                                                                  --
      4,500  Dow Chemical Co.                                                               52
        100  E.I. du Pont de Nemours & Co.                                                   2
      1,300  Eastman Chemical Co.                                                           34
      1,800  FMC Corp.                                                                      81
        500  Huntsman Corp.                                                                  2
        300  LSB Industries, Inc.*                                                           2
      5,000  Olin Corp.                                                                     70
        100  PPG Industries, Inc.                                                            4

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  49

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
      1,100  ShengdaTech, Inc.*                                                     $        3
      1,600  Solutia, Inc.*                                                                  6
                                                                                    ----------
                                                                                           256
                                                                                    ----------
DIVERSIFIED METALS & MINING (0.1%)
        100  Brush Engineered Materials, Inc.*                                               1
      1,400  Compass Minerals International, Inc.                                           84
        129  Freeport-McMoRan Copper & Gold, Inc.                                            3
        600  Horsehead Holding Corp.*                                                        3
      1,700  Southern Copper Corp.                                                          24
                                                                                    ----------
                                                                                           115
                                                                                    ----------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
      1,500  American Vanguard Corp.                                                        21
      3,600  CF Industries Holdings, Inc.                                                  169
      3,100  Intrepid Potash, Inc.*                                                         63
        100  Monsanto Co.                                                                    8
      4,400  Mosaic Co.                                                                    157
        300  Scotts Miracle-Gro Co. "A"                                                     10
      3,000  Terra Industries, Inc.                                                         61
                                                                                    ----------
                                                                                           489
                                                                                    ----------
FOREST PRODUCTS (0.0%)
        100  Deltic Timber Corp.                                                             4
      1,000  Louisiana-Pacific Corp.                                                         2
                                                                                    ----------
                                                                                             6
                                                                                    ----------
GOLD (0.1%)
        700  Allied Nevada Gold Corp.*                                                       3
     16,900  Coeur d'Alene Mines Corp.*                                                     12
        600  Newmont Mining Corp.                                                           24
      2,000  Royal Gold, Inc.                                                               96
                                                                                    ----------
                                                                                           135
                                                                                    ----------
INDUSTRIAL GASES (0.0%)
        100  Air Products & Chemicals, Inc.                                                  5
        100  Airgas, Inc.                                                                    4
        100  Praxair, Inc.                                                                   6
                                                                                    ----------
                                                                                            15
                                                                                    ----------
METAL & GLASS CONTAINERS (0.0%)
        200  AEP Industries, Inc.*                                                           3
      1,100  AptarGroup, Inc.                                                               34
        100  Ball Corp.                                                                      4
        100  BWAY Holding Co.*                                                               1
        200  Crown Holdings, Inc.*                                                           4
        100  Greif, Inc. "A"                                                                 3
      1,000  Myers Industries, Inc.                                                          6
        300  Owens-Illinois, Inc.*                                                           5
                                                                                    ----------
                                                                                            60
                                                                                    ----------
PAPER PACKAGING (0.2%)
        700  Bemis Co., Inc.                                                                16
      1,700  Boise, Inc.*                                                                    1
      3,300  Graphic Packaging Holding Co.*                                                  3
      9,700  Packaging Corp. of America                                                    138
      1,300  Rock-Tenn Co. "A"                                                              40
      1,200  Smurfit-Stone Container Corp.*                                                 --
      3,100  Sonoco Products Co.                                                            71
        200  Temple-Inland, Inc.                                                             1
                                                                                    ----------
                                                                                           270
                                                                                    ----------
PAPER PRODUCTS (0.2%)
      1,900  AbitibiBowater, Inc.*                                                           2
        700  Buckeye Technologies, Inc.*                                                     2
        257  Clearwater Paper Corp.*                                                         3
      2,200  Domtar Corp.*                                                                   3
      1,900  Glatfelter                                                                     17
     12,400  MeadWestvaco Corp.                                                            144
        600  Verso Paper Corp.                                                              --
      6,500  Wausau Paper Corp.                                                             62
                                                                                    ----------
                                                                                           233
                                                                                    ----------
PRECIOUS METALS & MINERALS (0.0%)
        800  Apex Silver Mines Ltd.*(a)                                                      1
      3,200  Hecla Mining Co.*                                                               8
        700  Stillwater Mining Co.*                                                          3
                                                                                    ----------
                                                                                            12
                                                                                    ----------

================================================================================

50  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.2%)
      1,100  A. Schulman, Inc.                                                      $       17
        700  Balchem Corp.                                                                  16
      1,000  Chemtura Corp.                                                                  1
        800  Ferro Corp.                                                                     3
        500  Flotek Industries, Inc.*                                                        1
        300  GenTek, Inc.*                                                                   4
      1,500  H.B. Fuller Co.                                                                21
        500  ICO, Inc.*                                                                      1
        600  Innospec, Inc.                                                                  3
      1,000  Landec Corp.*                                                                   5
        700  Metabolix, Inc.*                                                                6
      6,900  Nalco Holding Co.                                                              68
      1,700  Polyone Corp.*                                                                  3
        100  Quaker Chemical Corp.                                                           1
        200  Rohm & Haas Co.                                                                11
        400  Sensient Technologies Corp.                                                     9
        600  Symyx Technologies, Inc.*                                                       3
      9,400  Valspar Corp.                                                                 163
        100  W.R. Grace & Co.*                                                               1
        500  Zep, Inc.                                                                       5
        100  Zoltek Companies, Inc.*                                                         1
                                                                                    ----------
                                                                                           343
                                                                                    ----------
STEEL (0.1%)
        300  AK Steel Holding Corp.                                                          2
        300  Allegheny Technologies, Inc.                                                    7
        100  AM Castle & Co.                                                                 1
        600  China Precision Steel, Inc.*                                                    1
        100  General Steel Holdings, Inc.*                                                  --
      1,100  Gibraltar Industries, Inc.                                                     11
        500  Haynes International, Inc.*                                                     9
        100  Nucor Corp.                                                                     4
        100  Olympic Steel, Inc.                                                             2
      1,100  Schnitzer Steel Industries, Inc. "A"                                           43
        300  United States Steel Corp.                                                       9
        100  Universal Stainless & Alloy Products, Inc.*                                     2
      2,200  Worthington Industries, Inc.                                                   22
                                                                                    ----------
                                                                                           113
                                                                                    ----------
             Total Materials                                                             2,349
                                                                                    ----------
TELECOMMUNICATION SERVICES (0.3%)
---------------------------------
ALTERNATIVE CARRIERS (0.0%)
        100  Cogent Communications Group, Inc.*                                              1
      1,400  Global Crossing Ltd.*                                                           9
      1,800  Globalstar, Inc.*                                                               1
        700  iBasis, Inc.*                                                                   1
      7,300  Level 3 Communications, Inc.*                                                   7
      5,500  PAETEC Holding Corp.*                                                           7
      2,400  Vonage Holdings Corp.*                                                          1
                                                                                    ----------
                                                                                            27
                                                                                    ----------
INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
      1,400  Alaska Communications Systems Group, Inc.                                      12
        196  AT&T, Inc.                                                                      5
      4,800  CenturyTel, Inc.                                                              130
      5,900  Cincinnati Bell, Inc.*                                                          8
        100  Embarq Corp.                                                                    4
      1,548  Fairpoint Communications, Inc.                                                  4
        100  Hungarian Telephone and Cable Corp.*                                            1
      7,400  NeuStar, Inc. "A"*                                                            101
      2,000  Qwest Communications International, Inc.                                        6
        300  Shenandoah Telecommunications Co.                                               7
        100  Verizon Communications, Inc.                                                    3
                                                                                    ----------
                                                                                           281
                                                                                    ----------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        100  Centennial Communications Corp.*                                                1

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  51

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  Clearwire Corp. "A"*                                                   $       --
      4,300  ICO Global Communications Holdings Ltd.*                                        3
        100  iPCS, Inc.*                                                                     1
        200  Leap Wireless International, Inc.*                                              5
      3,700  Sprint Nextel Corp.*                                                            9
      1,300  Starent Networks Corp.*                                                        19
      2,000  Syniverse Holdings, Inc.*                                                      27
        200  Telephone & Data Systems, Inc.                                                  6
      1,000  U.S. Cellular Corp.*                                                           42
        400  USA Mobility, Inc.                                                              4
        300  Virgin Mobile USA, Inc. "A"*                                                   --
                                                                                    ----------
                                                                                           117
                                                                                    ----------
             Total Telecommunication Services                                              425
                                                                                    ----------
UTILITIES (2.0%)
----------------
ELECTRIC UTILITIES (0.2%)
        600  Allete, Inc.                                                                   19
        100  Central Vermont Public Service Corp.                                            2
        600  CH Energy Group, Inc.                                                          30
        500  Cleco Corp.                                                                    11
      1,200  DPL, Inc.                                                                      26
        100  Duke Energy Corp.                                                               2
        100  Edison International                                                            3
      1,300  El Paso Electric Co.*                                                          22
        900  Empire District Electric Co.                                                   16
        100  FPL Group, Inc.                                                                 5
      1,000  MGE Energy, Inc.                                                               32
        600  Reliant Energy, Inc.*                                                           3
      1,000  UIL Holdings Corp.                                                             26
        100  UniSource Energy Corp.                                                          3
        300  Weststar Energy, Inc.                                                           6
                                                                                    ----------
                                                                                           206
                                                                                    ----------
GAS UTILITIES (1.3%)
        300  Atmos Energy Corp.                                                              7
        300  Chesapeake Utilities Corp.                                                      9
        400  Energen Corp.                                                                  12
        300  Kinder Morgan Energy Partners, L.P.                                            15
      1,300  Laclede Group, Inc.                                                            59
      8,800  National Fuel Gas Co.                                                         264
     12,500  New Jersey Resources Corp.                                                    501
      1,000  Nicor, Inc.                                                                    34
      7,500  Northwest Natural Gas Co.                                                     322
      8,500  Piedmont Natural Gas Co., Inc.                                                220
      5,500  South Jersey Industries, Inc.                                                 205
        300  Suburban Propane Partners, LP                                                  12
      2,000  UGI Corp.                                                                      51
      1,100  WGL Holdings, Inc.                                                             35
                                                                                    ----------
                                                                                         1,746
                                                                                    ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
        600  Constellation Energy Group, Inc.                                               16
        700  Dynegy, Inc. "A"*                                                               1
        100  Enernoc, Inc.*                                                                  1
      4,500  Mirant Corp.*                                                                  77
      4,100  Ormat Technologies, Inc.                                                      127
      1,100  Synthesis Energy Systems, Inc.*                                                 1
                                                                                    ----------
                                                                                           223
                                                                                    ----------
MULTI-UTILITIES (0.2%)
        300  Alliant Energy Corp.                                                            9
      4,400  Avista Corp.                                                                   84
      1,800  Calpine Corp.*                                                                 13
        100  Dominion Resources, Inc.                                                        4
      6,800  MDU Resources Group, Inc.                                                     135
        300  NiSource, Inc.                                                                  3
        100  PG&E Corp.                                                                      4
        400  PNM Resources, Inc.                                                             4

================================================================================

52  | USAA FIRST START GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
        100  Public Service Enterprise Group, Inc.                                  $        3
        600  Puget Energy, Inc.                                                             18
        100  Sempra Energy                                                                   4
      2,000  TECO Energy, Inc.                                                              24
        500  Vectren Corp.                                                                  13
                                                                                    ----------
                                                                                           318
                                                                                    ----------
WATER UTILITIES (0.1%)
        500  American States Water Co.                                                      17
        100  American Water Works Co., Inc.                                                  2
        300  Aqua America, Inc.                                                              6
        500  Cadiz, Inc.*                                                                    5
      2,200  California Water Service Group                                                 96
        300  Connecticut Water Service, Inc.                                                 7
        200  Consolidated Water Co. Ltd.                                                     2
        600  Middlesex Water Co.                                                            10
      1,800  SJW Corp.                                                                      49
        500  Southwest Water Co.                                                             2
                                                                                    ----------
                                                                                           196
                                                                                    ----------
             Total Utilities                                                             2,689
                                                                                    ----------
             Total Common Stocks (cost:$86,974)                                         64,937
                                                                                    ----------
PREFERRED SECURITIES (1.4%)

CONSUMER STAPLES (0.2%)
-----------------------
AGRICULTURAL PRODUCTS (0.2%)
      5,000  Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(b)                                                   277
                                                                                    ----------
FINANCIALS (0.9%)
-----------------
LIFE & HEALTH INSURANCE (0.2%)
     15,000  Delphi Financial Group, Inc., 7.38%, 5/01/2067                                184
                                                                                    ----------
PROPERTY & CASUALTY INSURANCE (0.2%)
      2,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                  154
    500,000  White Mountains Re Group, 7.51%, perpetual(b)                                 156
                                                                                    ----------
                                                                                           310
                                                                                    ----------
REINSURANCE (0.5%)
        500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*(a)                       343
     $1,000  Swiss Re Capital I LP, 6.85%, perpetual(b)                                    348
                                                                                    ----------
                                                                                           691
                                                                                    ----------
THRIFTS & MORTGAGE FINANCE (0.0%)
      1,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible,
                perpetual*                                                                   6
                                                                                    ----------
             Total Financials                                                            1,191
                                                                                    ----------
TELECOMMUNICATION SERVICES (0.3%)
---------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
        500  Centaur Funding Corp., 9.08%(b)                                               316
                                                                                    ----------
U.S. GOVERNMENT (0.0%)
     20,000  Fannie Mae, 8.25%, perpetual*                                                  23
     10,000  Freddie Mac, 8.38%, perpetual*                                                 11
             Total U.S. Government                                                          34
                                                                                    ----------
             Total Preferred Securities (cost:$3,759)                                    1,818
                                                                                    ----------
WARRANTS (0.0%)

ENERGY (0.0%)
-------------
COAL & CONSUMABLE FUELS (0.0%)
         20  GreenHunter Energy, Inc., acquired 7/15/08; cost $0*(a),(c)                    --
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  53

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER OF                                                                                VALUE
SHARES       SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (9.1%)
    245,090  iShares MSCI EAFE Index Fund                                           $    9,485
      9,300  iShares Russell 1000 Growth Index Fund                                        326

     56,100  iShares Russell 1000 Index Fund                                             2,519
                                                                                    ----------
             Total Exchange-Traded Funds (cost: $21,308)                                12,330
                                                                                    ----------
             Total Equity Securities (cost: $112,041)                                   79,085
                                                                                    ----------

----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON
(000)        SECURITY                                           RATE      MATURITY
----------------------------------------------------------------------------------------------
             BONDS (33.1%)

             CORPORATE OBLIGATIONS (14.6%)

             CONSUMER DISCRETIONARY (1.3%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
$       250  Kellwood Co.                                       7.63%   10/15/2017          19
                                                                                    ----------
             BROADCASTING (0.4%)
        500  Liberty Media Corp.                                7.88     7/15/2009         491
                                                                                    ----------
             HOMEBUILDING (0.7%)
      1,000  Lennar Corp.                                       7.63     3/01/2009         980
                                                                                    ----------
             HOUSEHOLD APPLIANCES (0.2%)
        500  Stanley Works Capital Trust I                      5.90    12/01/2045         248
                                                                                    ----------
             Total Consumer Discretionary                                                1,738
                                                                                    ----------
             CONSUMER STAPLES (0.2%)
             -----------------------
             DRUG RETAIL (0.2%)
        500  CVS Caremark Corp.                                 6.30     6/01/2037         273
                                                                                    ----------
             ENERGY (0.3%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
        500  Sabine Pass LNG, LP                                7.25    11/30/2013         374
                                                                                    ----------
             FINANCIALS (10.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
      1,000  American Capital Strategies Ltd.                   6.85     8/01/2012         429
                                                                                    ----------
             CONSUMER FINANCE (0.2%)
        500  General Motors Acceptance Corp.                    6.75    12/01/2014         288
                                                                                    ----------
             DIVERSIFIED BANKS (0.4%)
        500  USB Realty Corp.(b)                                6.09            --(d)      201

================================================================================

54  | USAA FIRST START GROWTH FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
$      500  Wells Fargo Co.                                     7.98%(e)          -(d)  $      311
                                                                                        ----------
                                                                                               512
                                                                                        ----------
            INVESTMENT BANKING & BROKERAGE (0.8%)
     1,000  First Republic Bank Corp.                           7.75      9/15/2012          1,005
                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.9%)
     1,000  Great-West Life & Annuity Insurance Co.(b)          7.15      5/16/2046            609
       500  MetLife Capital Trust IV(b)                         7.88     12/15/2037            333
       500  Prudential Financial, Inc.                          8.88      6/15/2038            324
                                                                                        ----------
                                                                                             1,266
                                                                                        ----------
            MULTI-LINE INSURANCE (0.8%)
       732  Genworth Financial, Inc.                            6.15     11/15/2066            124
     1,000  Glen Meadow(b)                                      6.51      2/12/2067            437
       500  Oil Casualty Insurance Ltd.(b)                      8.00      9/15/2034            336
       500  Oil Insurance Ltd.(b)                               7.56              -(d)         201
                                                                                        ----------
                                                                                             1,098
                                                                                        ----------
            MULTI-SECTOR HOLDINGS (0.3%)
       500  Leucadia National Corp.                             7.00      8/15/2013            422
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     1,000  Textron Financial Corp.(b)                          6.00      2/15/2067            219
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (1.6%)
       500  Fidelity National Title Group, Inc.                 5.25      3/15/2013            512
       500  Fund American Companies, Inc.                       5.88      5/15/2013            371
       500  Liberty Mutual Group, Inc.                          7.30      6/15/2014            449
       275  Markel Corp.                                        6.80      2/15/2013            266
       500  MBIA Insurance Co.(b)                              14.00      1/15/2033            290
       500  Travelers Companies, Inc.                           6.25      3/15/2037            330
                                                                                        ----------
                                                                                             2,218
                                                                                        ----------
            REGIONAL BANKS (2.5%)
     1,000  CBG Florida REIT Corp.(b)                           7.11              -(d)         180
     1,000  Fulton Capital Trust I                              6.29      2/01/2036            395
       500  Huntington Capital III                              6.65      5/15/2037            214
       500  National City Preferred Capital Trust I            12.00              -(d)         450
       645  PNC Preferred Funding Trust(b)                      6.52              -(d)         311
       500  Popular North America Capital Trust I               6.56      9/15/2034            266
       500  Regions Financing Trust II                          6.63      5/15/2047            264
     1,000  TCF National Bank                                   5.50      2/01/2016            724
       500  Webster Capital Trust IV                            7.65      6/15/2037            206
       500  Zions Bancorp                                       5.50     11/16/2015            352
                                                                                        ----------
                                                                                             3,362
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  55

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)       SECURITY                                            RATE      MATURITY           (000)
--------------------------------------------------------------------------------------------------
            REITs-DIVERSIFIED (0.5%)
$    1,000  Washington REIT                                     5.25%     1/15/2014     $      652
                                                                                        ----------
            REITs-INDUSTRIAL (0.2%)
       500  ProLogis                                            2.25      4/01/2037            264
                                                                                        ----------
            REITs-OFFICE (0.2%)
       500  Brandywine Operating Partnership, L.P.              5.70      5/01/2017            250
                                                                                        ----------
            REITs-RETAIL (0.7%)
     1,000  Developers Diversified Realty Corp.                 3.50      8/15/2011            452
       500  New Plan Excel Realty Trust, Inc.                   4.50      2/01/2011            302
       500  Rouse Co. LP(b)                                     6.75      5/01/2013            173
                                                                                        ----------
                                                                                               927
                                                                                        ----------
            SPECIALIZED FINANCE (0.5%)
       500  Assured Guaranty U.S. Holdings, Inc.                6.40     12/15/2066             50
     2,000  Financial Security Assurance Holdings Ltd.(b)       6.40     12/15/2066            490
       500  XL Capital Ltd.                                     6.50              -(d)          71
                                                                                        ----------
                                                                                               611
                                                                                        ----------
            THRIFTS & MORTGAGE FINANCE (0.5%)
       870  Independence Community Bank Corp.                   3.75      4/01/2014            709
       500  Washington Mutual Preferred Funding
               Trust I(b),(f)                                   6.53              -(d)           1
                                                                                        ----------
                                                                                               710
                                                                                        ----------
            Total Financials                                                                14,233
                                                                                        ----------
            INDUSTRIALS (0.2%)
            ------------------
            BUILDING PRODUCTS (0.2%)
       500  USG Corp.                                           6.30     11/15/2016            310
                                                                                        ----------
            UTILITIES (2.0%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
     1,000  Monongahela Power Co.                               7.36      1/15/2010            979
       330  Oglethorpe Power Corp.                              6.97      6/30/2011            332
       173  Power Contract Financing, LLC(b)                    6.26      2/01/2010            168
     1,000  PPL Capital Funding, Inc.                           6.70      3/30/2067            551
                                                                                        ----------
                                                                                             2,030
                                                                                        ----------
            MULTI-UTILITIES (0.5%)
       500  Black Hills Corp.                                   6.50      5/15/2013            447
       500  Puget Sound Energy, Inc.                            6.97      6/01/2067            259
                                                                                        ----------
                                                                                               706
                                                                                        ----------
            Total Utilities                                                                  2,736
                                                                                        ----------
            Total Corporate Obligations (cost:$27,492)                                      19,664
                                                                                        ----------

================================================================================

56  | USAA FIRST START GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON                               VALUE
(000)        SECURITY                                                    RATE            MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (4.5%)

             ENERGY (0.4%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
$       225  PEMEX Finance Ltd.                                          9.03%            2/15/2011      $     227
        500  Trans-Canada Pipelines Ltd.                                 6.35             5/15/2067            285
                                                                                                         ---------
             Total Energy                                                                                      512
                                                                                                         ---------
             FINANCIALS (3.8%)
             -----------------
             DIVERSIFIED BANKS (2.1%)
        500  Barclays Bank plc(b)                                        5.93                     -(d)         215
        500  BayernLB Capital Trust I                                    6.20                     -(d)         119
        500  BBVA International Preferred S.A. Unipersonal(b)            5.92                     -(d)         161
      1,000  BOI Capital Funding Number 3, LP(b)                         6.11                     -(d)          99
        500  Landsbanki Islands hf(b),(f)                                7.43                     -(d)           -
        500  Lloyds TSB Group plc(b)                                     6.27                     -(d)         124
        500  Mizuho Capital Investment 1 Ltd. (b)                        6.69                     -(d)         322
      1,000  National Capital Trust II(b)                                5.49                     -(d)         460
        500  Natixis                                                    10.00                     -(d)         248
        880  Nordea Bank AB(b)                                           5.42                     -(d)         383
        500  Skandinaviska Enskilda Banken AB(b)                         5.47                     -(d)         218
        500  Standard Chartered plc(b)                                   6.41                     -(d)         173
        500  Sumitomo Mitsui Financial Group (b)                         6.08                     -(d)         337
                                                                                                         ---------
                                                                                                             2,859
                                                                                                         ---------
             LIFE & HEALTH INSURANCE (0.2%)
        500  AXA S.A.(b)                                                 6.46                     -(d)         220
                                                                                                         ---------
             MULTI-LINE INSURANCE (0.3%)
      1,000  ING Capital Funding Trust III                               8.44                     -(d)         451
                                                                                                         ---------
             PROPERTY & CASUALTY INSURANCE (0.4%)
        500  Allied World Assurance Holdings Ltd.                        7.50             8/01/2016            366
        500  Catlin Insurance Co. Ltd.(b)                                7.25                     -(d)         119
                                                                                                         ---------
                                                                                                               485
                                                                                                         ---------
             REGIONAL BANKS (0.1%)
        500  Credit Agricole S.A.(b)                                     6.64                     -(d)         177
      1,000  Glitnir Banki hf(b),(f)                                     7.45                     -(d)           1
                                                                                                         ---------
                                                                                                               178
                                                                                                         ---------
             REINSURANCE (0.5%)
        500  Montpelier Re Holdings Ltd.                                 6.13             8/15/2013            379
        500  Platinum Underwriters Finance, Inc.                         7.50             6/01/2017            348
                                                                                                         ---------
                                                                                                               727
                                                                                                         ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  57

================================================================================

------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON                               VALUE
(000)        SECURITY                                                    RATE            MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.2%)
$       500  QBE Capital Funding II, LP(b)                               6.80%                    -(d)   $     275
                                                                                                         ---------
             Total Financials                                                                                5,195
                                                                                                         ---------
             MATERIALS (0.3%)
             ----------------
             DIVERSIFIED METALS & MINING (0.3%)
        500  Glencore Finance S.A.                                       8.00                     -(d)         200
        500  Glencore Funding, LLC(b)                                    6.00             4/15/2014            243
                                                                                                         ---------
             Total Materials                                                                                   443
                                                                                                         ---------
             Total Eurodollar and Yankee Obligations (cost: $14,495)                                         6,150
                                                                                                         ---------

             ASSET-BACKED SECURITIES (6.6%)

             FINANCIALS (6.6%)
             -----------------
             ASSET-BACKED FINANCING (6.6%)
        178  Aerco Ltd.(b)                                               0.85(e)          7/15/2025            179
      1,000  AESOP Funding II, LLC(b)                                    0.58(e)          3/20/2012            740
        500  American Express Credit Account Master Trust(b)             0.68(e)          9/15/2016            136
      1,000  ARG Funding Corp.(b)                                        4.29             4/20/2011            907
      1,000  Banc of America Mortgage Securities, Inc.                   4.15(e)          7/25/2034            977
        500  Banc of America Securities Auto Trust                       5.51             2/19/2013            414
        500  Bank of America Credit Card Trust                           0.62(e)          6/15/2014            235
        500  Bank One Issuance Trust                                     4.77             2/16/2016            268
        393  Capital One Auto Finance Trust (INS)                        4.71             6/15/2012            351
        500  Capital One Multi-Asset Execution Trust                     5.05            12/17/2018            437
        500  Citibank Credit Card Issuance Trust                         6.30             6/20/2014            298
        500  CPS Auto Receivables Trust (INS)                            6.48             7/15/2013            443
        384  Credit Acceptance Auto Dealer Loan Trust                    6.16             4/15/2013            362
        500  GE Capital Credit Card Master Note Trust                    0.44(e)          9/15/2012            436
        500  MBNA Master Credit Card Note Trust                          6.80             7/15/2014            294
        500  Rental Car Finance Corp.(b)                                 0.53(e)          7/25/2013            404
        500  Triad Automobile Receivables Owners Trust                   5.43             7/14/2014            396
        898  Trinity Rail Leasing, LP(b)                                 5.90             5/14/2036            566
        376  UPFC Auto Receivables Trust                                 5.75             9/15/2010            370
        356  USXL Funding, LLC (INS)(b)                                  5.38             4/15/2014            316
        500  WFS Financial Owner Trust                                   4.76             5/17/2013            329
                                                                                                         ---------
             Total Financials                                                                                8,858
                                                                                                         ---------
             Total Asset-Backed Securities (cost: $10,571)                                                   8,858
                                                                                                         ---------

             COMMERCIAL MORTGAGE SECURITIES (7.4%)

             FINANCIALS (7.4%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (7.4%)
      1,000  Commercial Mortgage Asset Trust                             6.98             1/17/2032            947

================================================================================

58  | USAA FIRST START GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON                               VALUE
(000)        SECURITY                                                    RATE            MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     1,000  Commercial Mortgage Trust(b)                                5.15%            5/10/2043      $     966
        745  Credit Suisse First Boston Mortgage Securities Corp.        5.10             8/15/2038            280
        878  First Union National Bank Commercial Mortgage Trust         7.39            12/15/2031            854
      1,000  GE Capital Commercial Mortgage Corp.                        6.07             6/10/2038            911
        506  Government Lease Trust(b)                                   6.48             5/18/2011            529
        773  GS Mortgage Securities Corp. II                             4.30             1/10/2040            676
      1,000  J.P. Morgan Chase Commercial Mortgage Securities Corp.      4.82             9/12/2037            914
      1,000  J.P. Morgan Chase Commercial Mortgage Securities Corp.      5.49             4/15/2043            756
      1,000  LB-UBS Commercial Mortgage Trust                            4.85             9/15/2031            846
        703  Merrill Lynch Mortgage Investors, Inc.                      7.56            11/15/2031            687
      1,000  Morgan Stanley Capital I, Inc.                              5.39(e)          3/12/2044            776
      1,000  Prudential Mortgage Capital Funding, LLC                    6.76             5/10/2034            920
                                                                                                         ---------
             Total Financials                                                                               10,062
                                                                                                         ---------
             Total Commercial Mortgage Securities (cost: $11,592)                                           10,062
                                                                                                         ---------
             Total Bonds (Cost: $64,150)                                                                    44,734
                                                                                                         ---------

------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.3%)
             MONEY MARKET FUNDS (2.3%)
  3,044,379  State Street Institutional Liquid Reserve Fund,
               1.12%(g)(cost: $3,044)                                                                        3,044
                                                                                                         ---------

             TOTAL INVESTMENTS (COST: $179,235)                                                          $ 126,863
                                                                                                         =========

------------------------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
------------------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (2.9%)
        324  Put - On S&P 500 Index expiring June 20, 2009 at 900 (COST: $3,565)                         $   3,864
                                                                                                         =========
             WRITTEN OPTIONS (0.1%)
       (324) Put - On S&P 500 Index expiring February 21, 2009 at 700
              (PREMIUMS RECEIVED: $239)                                                                  $    (149)
                                                                                                         =========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  59

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.9% of net assets at January 31, 2009.

o CATEGORIES AND DEFINITIONS

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

  WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  iShares  Exchange-traded funds, managed by Barclays Global Fund
           Advisors, that represent a portfolio of stocks designed to

================================================================================

60 | USAA FIRST START GROWTH FUND

================================================================================

           closely track a specific market index. iShares funds are traded on securities exchanges.

  REIT     Real estate investment trust

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)    Principal and interest payments are insured by Financial
           Guaranty Insurance Co. or Financial Security Assurance Holdings, Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o SPECIFIC NOTES

  (a) Security was fair valued at January 31, 2009, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2009, was less than $500, which represented less than 0.1% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  61

================================================================================

  (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

  (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2009.

  (f) Currently the issuer is in default with respect to interest and/or principal payments.

  (g) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

  *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

62 | USAA FIRST START GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $179,235)                       $126,863
  Purchased options, at market value (cost of $3,565)                                    3,864
  Cash                                                                                   2,863
  Receivables:
     Capital shares sold                                                                   316
     USAA Investment Management Company (Note 6D)                                          378
     Dividends and interest                                                                968
     Securities sold                                                                     1,394
                                                                                      --------
          Total assets                                                                 136,646
                                                                                      --------
LIABILITIES
  Payables:
     Securities purchased                                                                1,287
     Capital shares redeemed                                                                67
  Written options, at market value (premiums received of $239)                             149
  Accrued management fees                                                                   82
  Accrued transfer agent's fees                                                              2
  Other accrued expenses and payables                                                      128
                                                                                      --------
          Total liabilities                                                              1,715
                                                                                      --------
              Net assets applicable to capital shares outstanding                     $134,931
                                                                                      ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                     $248,643
  Accumulated undistributed net investment income                                          387
  Accumulated net realized loss on investments, options, and futures transactions      (62,116)
  Net unrealized depreciation of investments and options                               (51,983)
                                                                                      --------
              Net assets applicable to capital shares outstanding                     $134,931
                                                                                      ========
  Capital shares outstanding, unlimited number of shares authorized, no par value       20,185
                                                                                      ========
  Net asset value, redemption price, and offering price per share                     $   6.68
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  63

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $2)                                     $  1,284
  Interest                                                                               2,201
  Securities lending (net)                                                                  14
                                                                                      --------
      Total income                                                                       3,499
                                                                                      --------
EXPENSES
  Management fees                                                                          552
  Administration and servicing fees                                                        119
  Transfer agent's fees                                                                  1,053
  Custody and accounting fees                                                              223
  Postage                                                                                   87
  Shareholder reporting fees                                                                37
  Trustees' fees                                                                             6
  Registration fees                                                                         12
  Professional fees                                                                         37
  Other                                                                                      6
                                                                                      --------
          Total expenses                                                                 2,132
  Expenses reimbursed                                                                   (1,035)
                                                                                      --------
          Net expenses                                                                   1,097
                                                                                      --------
NET INVESTMENT INCOME                                                                    2,402
                                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTIONS, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
      Investments                                                                      (24,224)
      Options                                                                            3,728
      Futures transactions                                                                   3
  Change in net unrealized appreciation/depreciation of:
      Investments                                                                      (36,171)
      Options                                                                              898
      Futures contracts                                                                      4
                                                                                      --------
          Net realized and unrealized loss                                             (55,762)
                                                                                      --------
  Decrease in net assets resulting from operations                                    $(53,360)
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

64 | USAA FIRST START GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended July 31,
2008

--------------------------------------------------------------------------------

                                                                        1/31/2009    7/31/2008
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                 $   2,402    $   4,545
  Net realized loss on investments                                        (24,224)      (1,295)
  Net realized gain on options                                              3,728        2,959
  Net realized gain on futures transactions                                     3            5
  Change in net unrealized appreciation/depreciation of:
     Investments                                                          (36,171)     (22,910)
     Options                                                                  898         (509)
     Futures contracts                                                          4           (4)
                                                                        ----------------------
     Decrease in net assets resulting from operations                     (53,360)     (17,209)
                                                                        ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (4,804)      (3,528)
                                                                        ----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                11,227       27,843
  Reinvested dividends                                                      4,791        3,520
  Cost of shares redeemed                                                 (13,229)     (40,616)
                                                                        ----------------------
     Increase (decrease) in net assets from capital share transactions      2,789       (9,253)
                                                                        ----------------------
  Capital contribution from USAA Transfer Agency Company                        -            1
                                                                        ----------------------
  Net decrease in net assets                                              (55,375)     (29,989)

NET ASSETS
  Beginning of period                                                     190,306      220,295
                                                                        ----------------------
  End of period                                                         $ 134,931    $ 190,306
                                                                        ======================
Accumulated undistributed net investment income:
     End of period                                                      $     387    $   2,789
                                                                        ======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                               1,416        2,689
  Shares issued for dividends reinvested                                      696          330
  Shares redeemed                                                          (1,618)      (3,921)
                                                                        ----------------------
     Increase (decrease) in shares outstanding                                494         (902)
                                                                        ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  65

================================================================================

NOTES TO FINANCIAL
STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital growth with reduced volatility over time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities

================================================================================

66 | USAA FIRST START GROWTH FUND

================================================================================

        held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA
        Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

        to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General

================================================================================

68 | USAA FIRST START GROWTH FUND

================================================================================

        factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

                                                INVESTMENTS
    VALUATION INPUTS                            IN SECURITIES  PURCHASED OPTIONS
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                   $ 80,301,000       $3,864,000

    Level 2 -- Other Significant
      Observable Inputs                          46,562,000                -

    Level 3 -- Significant Unobservable Inputs            -                -
    ----------------------------------------------------------------------------
    Total                                      $126,863,000       $3,864,000
    ----------------------------------------------------------------------------

    The following is a summary of the inputs used to value the Fund's liabilities as of January 31, 2009:

    VALUATION INPUTS                                             WRITTEN OPTIONS
    ----------------------------------------------------------------------------
    Level 1 - Quoted Prices                                         $149,000

    Level 2 - Other Significant Observable Inputs                          -

    Level 3 - Significant Unobservable Inputs                              -
    ----------------------------------------------------------------------------
    Total                                                           $149,000
    ----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

70 | USAA FIRST START GROWTH FUND

================================================================================

    These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2009, the Fund did not invest in any futures contracts.

G. OPTION TRANSACTIONS -- The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

    Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

    Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss.

================================================================================

72 | USAA FIRST START GROWTH FUND

================================================================================

H. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  73

================================================================================

    settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2009.

J. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended January 31, 2009, the Fund did not incur any brokerage commission recapture credits.

K. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

L. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

74 | USAA FIRST START GROWTH FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had capital loss carryovers of $41,195,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  75

================================================================================

distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                    ----------------------------------------
                      EXPIRES                      BALANCE
                    -----------                  -----------
                       2010                      $   153,000

                       2011                       41,042,000
                                                 -----------
                                      Total      $41,195,000
                                                 ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $118,777,000 and $119,722,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

76 | USAA FIRST START GROWTH FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $1,854,000 and $53,927,000, respectively, resulting in net unrealized depreciation of $52,073,000.

For the six-month period ended January 31, 2009, transactions in written call and put options were as follows:

                                                                      PREMIUMS
                                          NUMBER OF                   RECEIVED
                                          CONTRACTS                    (000s)
                                        ----------------------------------------
Outstanding at July 31, 2008                 648                       $  274
Options written                            2,268                        2,503
Options terminated in closing
 purchase transactions                      (972)                        (878)
Options expired                           (1,620)                      (1,660)
                                        ----------------------------------------
Outstanding at January 31, 2009              324                       $  239
                                        ========================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  77

================================================================================

January 31, 2009, the Fund received securities-lending income of $14,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day- to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of a Lipper index. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Flexible Portfolio Funds category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the performance of the Fund relative to the

================================================================================

78 | USAA FIRST START GROWTH FUND

================================================================================

    performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                   +/- 0.04%

    +/- 4.01% to 7.00%                   +/- 0.05%

    +/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $552,000, which is net of a (0.06)% performance adjustment of $(44,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Credit Suisse Asset Management, LLC (Credit Suisse), under which Credit Suisse directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager) and with Credit Suisse Securities (USA) LLC (CSSU) for its

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  79

================================================================================

    Volaris Volatility Management Group (Volaris Group), under which the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Credit Suisse a subadvisory fee in the annual amount of 0.15% of the portion of the Fund's average daily net assets that Credit Suisse manages. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to Credit Suisse, of $64,000.

    The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Total Return Strategy Fund, and the USAA Global Opportunities Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group, of $36,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $119,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board

================================================================================

80 | USAA FIRST START GROWTH FUND

================================================================================

    of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $1,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.38% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Fund incurred reimbursable expenses of $1,035,000, of which $378,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,053,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  81

================================================================================

    many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

82 | USAA FIRST START GROWTH FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED
                                                 JANUARY 31,                     YEAR ENDED JULY 31,
                                                -----------------------------------------------------------------------
                                                    2009         2008         2007         2006       2005         2004
                                                -----------------------------------------------------------------------
Net asset value at beginning of period          $   9.66     $  10.70     $   9.62     $   9.99   $   8.27     $   7.87
                                                -----------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income (loss)                        .12          .23          .17          .02       (.03)(a)     (.04)(a)
 Net realized and unrealized gain (loss)           (2.85)       (1.09)        1.02         (.39)      1.75(a)       .44(a)
                                                -----------------------------------------------------------------------
Total from investment operations                   (2.73)        (.86)        1.19         (.37)      1.72(a)       .40(a)
                                                -----------------------------------------------------------------------
Less distributions from:
 Net investment income                              (.25)        (.18)        (.11)           -          -            -
                                                -----------------------------------------------------------------------
Net asset value at end of period                $   6.68     $   9.66     $  10.70     $   9.62   $   9.99     $   8.27
                                                =======================================================================
Total return (%)*                                 (28.37)       (8.24)       12.36(b)     (3.70)     20.80         5.08
Net assets at end of period (000)               $134,931     $190,306     $220,295     $222,403   $230,380     $188,945
Ratios to average net assets:**
 Expenses (%)(c),(d)                                1.38(e)      1.38         1.39(b)      1.45       1.45         1.45
 Expenses, excluding reimbursements (%)(c)          2.68(e)      2.18         2.22(b)      2.21       2.31         2.41
 Net investment income (loss) (%)                   3.02(e)      2.17         1.57          .24       (.33)        (.50)
Portfolio turnover (%)                                78          113          135          227         75           84

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the six-month period ended January 31, 2009, average net assets were $157,534,000.
(a) Calculated using average shares.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                    (.00%)(+)    (.00%)(+)    (.00%)(+)    (.03%)     (.01%)       (.04%)
    (+) Represents less than 0.01% of average net assets.
(d) Effective October 1, 2006, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.38% of the
    Fund's average net assets. Prior to this date, the voluntary expense limit was 1.45%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  83

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

84 | USAA FIRST START GROWTH FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                        BEGINNING            ENDING           DURING PERIOD*
                                      ACCOUNT VALUE      ACCOUNT VALUE       AUGUST 1, 2008 -
                                     AUGUST 1, 2008     JANUARY 31, 2009     JANUARY 31, 2009
                                     --------------------------------------------------------
Actual                                  $1,000.00           $  716.30              $5.97

Hypothetical
 (5% return before expenses)             1,000.00            1,018.25               7.02

 * Expenses are equal to the Fund's annualized expense ratio of 1.38%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days
    (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (28.37)% for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  85

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

    USAA
    9800 Fredericksburg Road                                    --------------
    San Antonio, TX 78288                                          PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    31703-0309                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.